UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.1%

	Shares	Value

ARGENTINA — 0.1%
Grupo Financiero Galicia ADR	6,100	$222,711
Grupo Supervielle ADR	7,482	78,486
MercadoLibre	206	74,984

		376,181

AUSTRALIA — 1.8%
Amcor	4,047	40,155
Aristocrat Leisure	6,855	122,729
Atlas Arteria	4,976	24,053
Aurizon Holdings	28,258	90,379
AusNet Services	114,756	137,636
Bapcor	55,077	247,018
Blackmores	887	83,180
Brambles	16,593	128,333
BWP Trust ‡	4,448	11,769
Caltex Australia	6,704	130,795
carsales.com	17,182	157,493
CIMIC Group	2,045	66,610
Class	24,221	23,240
Coca-Cola Amatil	18,534	113,168
Cochlear	895	125,834
Coles Group *	19,107	173,749
Commonwealth Bank of Australia	6,015	305,667
CSL	3,025	428,163
Dexus ‡	17,287	144,256
Domino’s Pizza Enterprises	33,210	1,098,382
DuluxGroup	22,574	112,401
GPT Group ‡	16,526	69,674
GrainCorp, Cl A	14,270	98,542
Hansen Technologies	24,702	61,588
Harvey Norman Holdings	46,645	114,264
Inghams Group	174,100	582,143
Insurance Australia Group	13,841	71,332
InvoCare	4,200	37,246
JB Hi-Fi	4,199	68,279
Macquarie Group	5,343	452,386
Metcash	56,000	100,952
Mineral Resources	70,986	816,305
Mirvac Group ‡	70,791	123,499
Money3	53,800	69,415
Navitas	3,655	14,958
New Hope	39,700	115,720
Newcrest Mining	4,891	86,926
NEXTDC *	39,268	195,525
Nine Entertainment Holdings	98,600	104,283
Oil Search	11,945	67,813
Orora	28,151	64,663
Premier Investments	6,039	60,666
Qantas Airways	12,547	49,615

COMMON STOCK (continued)

	Shares	Value

AUSTRALIA (continued)
Rio Tinto	2,512	$158,950
Sandfire Resources NL	20,200	102,636
Santos	35,956	169,102
Scentre Group ‡	48,977	141,337
Southern Cross Media Group	57,479	43,870
Spark Infrastructure Group	126,681	221,923
Star Entertainment Grp	9,829	31,722
Suncorp Group	8,525	80,435
Sydney Airport	11,526	54,961
Technology One	22,739	115,207
Telstra	136,228	307,964
Transurban Group	16,734	148,035
Treasury Wine Estates	6,182	69,427
Vicinity Centres ‡	29,560	56,081
Vita Group	82,500	69,564
Washington H Soul Pattinson	1,196	22,873
Wesfarmers	10,974	256,938
Westpac Banking	4,949	88,317
Woodside Petroleum	13,833	345,093

		9,675,239

AUSTRIA — 0.3%
ams	29,739	797,865
DO & CO	675	65,257
Erste Group Bank	2,309	80,343
Immobilien Anlagen	2,047	73,242
Lenzing	395	38,656
Oesterreichische Post	2,647	99,557
OMV	1,541	76,550
Telekom Austria, Cl A	8,670	66,290
Verbund	2,011	102,706
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	101,819
Wienerberger	1,744	39,125

		1,541,410

BANGLADESH — 0.0%
BRAC Bank *	72,642	67,898

BELGIUM — 0.3%
Anheuser-Busch InBev	3,171	241,762
Argenx *	1,193	126,309
Barco	423	51,709
Bekaert	1,905	51,197
Cofinimmo * ‡	777	102,720
D’ieteren	1,677	63,535
Econocom Group	9,190	33,303
Elia System Operator	405	29,622
Euronav	6,701	52,386
Groupe Bruxelles Lambert	2,140	201,491
Melexis	1,208	85,173

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

BELGIUM (continued)
Proximus SADP	4,974	$133,278
RealDolmen *(A)(B)	3,700	156,695
Retail Estates ‡	759	67,328
Telenet Group Holding	1,721	79,621
UCB	1,865	161,467
Umicore	3,778	159,350

		1,796,946

BERMUDA — 0.3%
Teekay LNG Partners LP (C)	104,884	1,348,808

BRAZIL — 1.5%
Alupar Investimento	6,000	35,452
Ambev ADR	16,300	78,403
Atacadao Distribuicao Comercio e Industria Ltda	15,200	83,310
B3 - Brasil Bolsa Balcao	10,757	92,817
Banco do Brasil	14,400	204,755
BK Brasil Operacao e Assessoria a Restaurantes	46,086	277,992
Cia de Locacao das Americas	17,000	188,309
Cielo	46,221	151,316
Cosan	7,922	96,419
Cosan, Cl A	805	8,879
CSU Cardsystem	34,100	69,000
Cyrela Brazil Realty Empreendimentos e Participacoes	76,764	358,016
EcoRodovias Infraestrutura e Logistica	22,500	70,266
EDP - Energias do Brasil	11,900	54,782
Energisa	10,200	116,621
Engie Brasil Energia	8,375	96,099
Equatorial Energia	1,900	45,922
Estacio Participacoes	54,714	466,551
Fleury	18,900	115,456
Grendene	27,600	69,167
IRB Brasil Resseguros S	400	9,351
Itau Unibanco Holding ADR	44,786	476,523
JBS	13,000	53,786
Klabin	12,500	63,713
Linx	24,713	202,734
Localiza Rent a Car	34,300	313,169
LOG Commercial Properties e Participacoes *	1	6
Lojas Renner	27,769	346,427
Magazine Luiza	3,200	157,114
MRV Engenharia e Participacoes	39,200	161,220
Multiplan Empreendimentos Imobiliarios	37,800	269,778
Odontoprev	30,100	134,935
Petrobras Distribuidora	8,700	63,571

COMMON STOCK (continued)

	Shares	Value

BRAZIL (continued)
Petroleo Brasileiro ADR	21,751	$354,541
Porto Seguro	2,800	43,053
QGEP Participacoes	26,000	85,902
Qualicorp Consultoria e Corretora de Seguros	24,000	104,299
Rumo *	120,179	647,488
Sao Martinho	55,300	291,723
SLC Agricola	4,400	53,444
Smiles Fidelidade	2,200	26,963
Sul America	18,632	163,985
Suzano Papel e Celulose	8,176	103,122
Transmissora Alianca de Energia Eletrica	27,666	195,100
Ultrapar Participacoes	4,100	64,301
Vale	28,107	350,644
Vale ADR, Cl B	15,244	189,635

		7,606,059

CANADA — 2.7%
Agellan Commercial Real Estate Investment Trust ‡	4,700	50,722
Agnico Eagle Mines	1,814	78,900
Air Canada, Cl B *	4,500	101,614
Algonquin Power & Utilities	10,600	117,056
Aritzia *	14,504	187,985
Atco, Cl I	1,700	53,758
ATS Automation Tooling Systems *	12,099	155,801
Bank of Montreal	2,400	175,678
Bank of Nova Scotia	9,500	540,812
Barrick Gold	10,749	143,903
Bausch Health *	5,740	140,928
BCE	7,853	341,445
Boralex	4,900	69,699
CAE	18,751	398,438
Canadian Apartment Properties ‡	1,800	64,112
Canadian Imperial Bank of Commerce	1,800	152,622
Canadian National Railway	2,487	207,542
Canadian Pacific Railway	2,643	541,715
Canadian Tire, Cl A	1,200	136,489
Canopy Growth *	7,800	382,416
Cargojet	2,896	168,719
CCL Industries, Cl B	690	29,092
Celestica *	39,100	388,634
CES Energy Solutions	25,184	63,633
CGI Group, Cl A *	1,100	72,725
Chartwell Retirement Residences	9,400	105,021
Choice Properties Real Estate Investment Trust ‡	16,277	158,688
CI Financial	6,968	93,812

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Cogeco	2,100	$107,721
Cogeco Communications	1,155	65,848
Cominar Real Estate Investment Trust ‡	6,400	56,794
Constellation Software	723	539,586
Descartes Systems Group *	3,800	118,111
Dollarama	5,700	153,438
Domtar	9,600	450,240
Emera	3,000	105,027
Empire	12,798	287,722
Enbridge	13,558	496,494
Extendicare	7,542	41,902
Fairfax Financial Holdings	200	94,608
First Capital Realty	2,624	40,979
Fortis	5,164	184,166
Franco-Nevada	1,000	77,575
Genworth MI Canada	4,200	142,914
George Weston	18	1,307
Gildan Activewear	4,089	138,391
Goldcorp	4,100	45,869
H&R Real Estate Investment Trust ‡	4,100	69,241
Hardwoods Distribution	8,800	82,043
Hydro One	6,840	107,185
Kinaxis *	4,639	275,844
Kinross Gold *	26,437	88,328
Kirkland Lake Gold	8,470	272,481
Lululemon Athletica *	5,515	815,172
Maple Leaf Foods	4,400	97,982
MCAN Mortgage	5,700	61,297
Methanex	1,600	87,188
Morneau Shepell	9,882	198,851
Norbord	4,400	127,250
North West	1,900	45,073
Open Text	12,868	457,448
Parkland Fuel	13,539	387,329
Pembina Pipeline	4,300	153,222
Quebecor, Cl B	7,700	181,256
Restaurant Brands International	2,600	162,971
RioCan ‡	3,700	70,201
Ritchie Bros Auctioneers	1,600	57,512
Saputo	4,400	128,991
Sienna Senior Living	3,959	52,065
SmartCentres Real Estate Investment Trust ‡	2,000	50,687
SNC-Lavalin Group	912	25,383
SSR Mining *	6,387	87,594
Stantec	2,200	52,306
Taseko Mines *	49,000	28,342
TFI International	6,903	203,210

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Thomson Reuters	1,000	$52,293
Toromont Industries	1,419	63,058
Toronto-Dominion Bank	18,069	1,017,623
Waste Connections	1,310	109,320
Westport Fuel Systems *	35,748	54,337
Wheaton Precious Metals	12,461	262,507
Yamana Gold	22,435	63,176

		14,319,417

CHILE — 0.2%
Aguas Andinas, Cl A	68,999	40,781
AntarChile	1,855	28,286
Antofagasta	5,378	61,353
Banco de Chile	511,509	81,149
Banco de Credito e Inversiones	471	33,569
CAP	10,807	116,669
Empresa Nacional de Telecomunicaciones	3,239	31,205
Empresas CMPC	25,570	92,408
Empresas COPEC	5,934	81,436
Enel Americas	338,144	69,093
Multiexport Foods	38,222	23,482
Parque Arauco	18,776	51,535
Quinenco	11,575	32,830
SACI Falabella	12,365	99,271
Sigdo Koppers	2,263	3,951
Vina Concha y Toro	16,185	33,540

		880,558

CHINA — 4.5%
51job ADR *	3,302	229,951
58.com ADR *	1,675	106,195
Agile Group Holdings	42,000	55,557
Agricultural Bank of China, Cl H	894,000	420,390
Aier Eye Hospital Group, Cl A	36,243	146,799
Alibaba Group Holding ADR *	17,033	2,869,890
Anhui Conch Cement, Cl H	120,500	651,090
Autohome ADR *	2,821	204,184
Baidu ADR *	6,454	1,114,154
Bank of China, Cl H	1,407,000	649,069
Bank of Communications, Cl H	51,000	43,219
Baoye Group, Cl H	30,000	16,974
BYD, Cl H	74,454	436,924
BYD Electronic International	87,500	107,491
China Communications Services, Cl H	482,000	451,464
China Construction Bank, Cl H	931,516	832,140
China Medical System Holdings	66,000	68,379
China Mobile	55,500	582,077

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
China Petroleum & Chemical, Cl H	314,000	$262,895
China Railway Group, Cl H	566,000	527,978
China Resources Beer Holdings	73,071	256,074
China Shenhua Energy, Cl H	36,916	93,147
China Telecom, Cl H	504,000	272,323
China Unicom Hong Kong	6,000	6,843
China United Network Communications, Cl A	380,800	301,551
Chongqing Rural Commercial Bank, Cl H	637,000	367,727
CNOOC	274,879	459,583
Country Garden Holdings	125,000	176,497
CRRC	186,439	187,219
Ctrip.com International ADR *	13,557	451,448
Datang International Power Generation, Cl H	214,000	55,633
Dongfeng Motor Group, Cl H	70,000	73,237
Foshan Haitian Flavouring & Food, Cl A	8,708	93,891
GDS Holdings ADR *	7,226	205,218
Golden Eagle Retail Group	14,000	15,004
Hangzhou Hikvision Digital Technology, Cl A	20,300	90,912
Hopefluent Group Holdings	70,000	21,944
Huazhu Group ADR	4,610	146,367
Hunan Valin Steel, Cl A *	35,900	37,048
Industrial & Commercial Bank of China, Cl H	1,405,463	1,085,376
Jiangxi Copper, Cl H	65,000	82,336
KWG Group Holdings	64,000	62,800
Leju Holdings ADR *	4,100	6,396
Li Ning *	499,758	614,576
Liuzhou Iron & Steel, Cl A	5,500	5,766
Maanshan Iron & Steel, Cl H	286,000	136,309
New Oriental Education & Technology Group ADR *	1,679	129,350
Noah Holdings ADR *	6,280	295,160
PetroChina, Cl H	668,000	430,740
Ping An Insurance Group of China, Cl H	49,630	480,036
Powerlong Real Estate Holdings	270,000	119,738
Sany Heavy Industry, Cl A	192,400	261,679
Shenzhou International Group Holdings	10,091	118,757
Sihuan Pharmaceutical Holdings Group	508,000	106,816
Silergy	5,155	77,417
Sino-Ocean Group Holding	126,000	61,658
Sinopec Shanghai Petrochemical, Cl H	338,000	159,801

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
Sinopharm Group, Cl H	73,802	$329,643
Sinotrans, Cl H	160,000	73,199
Sinotruk Hong Kong	184,479	339,471
Sunac China Holdings	31,818	125,696
TAL Education Group ADR *	35,388	1,098,090
Tencent Holdings	76,558	3,375,629
Uni-President China Holdings	78,000	69,182
Want Want China Holdings	133,000	107,286
Xtep International Holdings	98,000	63,317
Yangzijiang Shipbuilding Holdings	109,800	114,188
YY ADR *	1,700	118,031
Zhaojin Mining Industry	57,500	60,086
Zhejiang Expressway, Cl H	54,000	55,327
Zhejiang Supor, Cl A	19,209	151,798
Zhuzhou CRRC Times Electric, Cl H	44,861	248,683
ZTO Express Cayman ADR	4,100	70,192

		23,723,015

COLOMBIA — 0.1%
Ecopetrol ADR	15,055	283,787

DENMARK — 0.9%
Carlsberg, Cl B	1,560	178,282
Chr Hansen Holding	1,064	100,814
Columbus	39,553	79,683
Danske Bank	8,041	148,556
Dfds *	3,114	146,858
DSV	607	48,337
FLSmidth	3,150	147,252
Genmab *	8,364	1,214,642
ISS	981	27,712
Novo Nordisk, Cl B	4,201	195,932
Novo Nordisk ADR	23,552	1,107,415
Novozymes, Cl B	3,240	135,166
Orsted	2,270	163,227
Pandora	1,327	57,455
Royal Unibrew	2,273	170,900
Sydbank	2,800	64,651
Topdanmark	1,247	59,383
Vestas Wind Systems	8,544	704,751

		4,751,016

EGYPT — 0.1%
Al Baraka Bank Egypt	22,025	18,599
Alexandria Mineral Oils	146,200	47,300
Commercial International Bank Egypt SAE	18,592	87,313
Eastern Tobacco	76,512	72,963
Egyptian International Pharmaceuticals EIPICO	9,300	49,972
ElSewedy Electric	117,658	117,658

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

EGYPT (continued)
Faisal Islamic Bank of Egypt	23,407	$21,739
Sidi Kerir Petrochemicals	60,300	60,607

		476,151

FINLAND — 0.3%
Amer Sports	2,911	129,278
Citycon	8,222	16,789
Elisa	2,886	120,736
Fortum	8,408	190,743
Huhtamaki	1,763	57,854
Kesko, Cl B	1,860	106,916
Kone, Cl B	3,681	178,600
Neste	1,574	144,380
Nokia	27,795	175,232
Orion, Cl B	2,962	104,523
Sampo, Cl A	1,391	63,638
UPM-Kymmene	7,876	227,715

		1,516,404

FRANCE — 2.3%
Air France-KLM *	9,200	115,833
Air Liquide	4,368	529,708
Airbus	14,306	1,641,063
Alten	278	26,617
Atos	1,789	163,241
AXA	36,497	845,722
BNP Paribas	9,350	438,407
Cie des Alpes	2,600	72,316
CNP Assurances	3,431	77,914
Coface	10,517	96,542
Dassault Systemes	2,035	255,170
Derichebourg	15,800	72,049
Edenred	4,054	164,449
Eiffage	1,463	137,179
Electricite de France	32,707	540,206
Engie	18,541	296,789
EssilorLuxottica	3,116	394,640
Eurazeo	843	62,622
Gecina ‡	721	105,798
Hermes International	2,195	1,317,498
Ingenico Group	1,419	77,327
JCDecaux	2,686	79,565
Kaufman & Broad	2,600	104,873
Kering	510	255,388
L’Oreal	1,675	402,804
LVMH Moet Hennessy Louis Vuitton	699	223,820
Orange	35,990	559,003
Peugeot	22,864	575,480
Prodware	8,000	93,949
Renault	777	55,006
Rubis SCA	1,583	94,309

COMMON STOCK (continued)

	Shares	Value

FRANCE (continued)
Safran	972	$127,387
Sanofi	6,007	521,307
SCOR	1,455	61,153
Suez	3,024	38,714
Teleperformance	1,027	176,678
TOTAL	9,443	518,588
Ubisoft Entertainment *	3,728	330,697
Unibail-Rodamco-Westfield ‡	2,317	416,793
Veolia Environnement	3,964	83,575
Vinci	1,619	142,466

		12,292,645

GERMANY — 2.6%
Aareal Bank	2,400	77,466
adidas	2,170	515,880
ADO Properties	2,000	119,839
Allianz	4,040	855,102
alstria office ‡	5,456	82,058
Aroundtown	77,997	689,204
BASF	5,772	421,634
Bayer	769	58,269
Bechtle	328	26,036
Befesa	2,724	119,103
Beiersdorf	844	84,335
Brenntag	1,164	54,958
Carl Zeiss Meditec AG	2,407	218,062
CENTROTEC Sustainable	6,200	82,319
CropEnergies	10,900	62,630
Daimler	40,145	2,373,769
Deutsche Boerse	683	90,880
Deutsche Lufthansa	2,028	51,207
Deutsche Telekom	32,089	521,184
Deutsche Wohnen	4,607	229,857
Eckert & Ziegler	400	43,632
Fresenius & KGaA	5,094	264,125
Fresenius Medical Care & KGaA	2,255	166,118
Grand City Properties	5,924	147,139
HeidelbergCement	1,519	104,945
Henkel & KGaA	2,780	254,718
Innogy	4,942	234,183
KION Group	1,170	67,521
Kloeckner	13,000	96,942
KWS Saat	302	95,232
LEG Immobilien	1,078	126,472
Leoni	3,300	122,040
Merk	1,465	153,564
MTU Aero Engines	777	167,376
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	787	175,205
Puma	713	397,032

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)
QIAGEN *	9,694	$357,282
SAP	4,640	479,311
Scout24	5,445	255,401
Siemens	3,081	337,769
Symrise	1,082	89,912
TAG Immobilien	10,894	274,822
Telefonica Deutschland Holding	8,989	31,484
TUI	2,748	41,593
Uniper	5,978	172,907
Wirecard	13,554	2,244,856
Wuestenrot & Wuerttembergische	3,300	62,172

		13,697,545

GREECE — 0.1%
Aegean Airlines	7,500	65,242
FF Group *	6,400	35,162
Motor Oil Hellas Corinth Refineries	6,300	156,838
Mytilineos Holdings	6,400	60,215

		317,457

HONG KONG — 2.8%
3SBio	134,000	223,699
AAC Technologies Holdings	18,500	114,341
AIA Group	58,145	522,384
ANTA Sports Products	15,000	77,512
ASM Pacific Technology	7,400	79,449
Beijing Capital International Airport, Cl H	62,000	57,914
Beijing Jingneng Clean Energy, Cl H	166,000	36,173
Beijing Tong Ren Tang Chinese Medicine	43,000	75,620
Brightoil Petroleum Holdings *(A)(B)	139,000	26,570
Cafe de Coral Holdings	16,000	43,124
China Conch Venture Holdings	146,500	488,199
China Dongxiang Group	333,000	50,499
China Everbright	28,000	52,595
China Hongqiao Group	74,000	47,151
China Huishan Dairy Holdings *	166,000	–
China Lilang	44,000	38,857
China Molybdenum, Cl H	120,000	48,476
China Oriental Group	105,350	71,020
China Resources Cement Holdings	269,000	271,840
China Resources Gas Group	30,000	117,367
China Resources Power Holdings	70,000	140,051

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
China Sanjiang Fine Chemicals	207,000	$49,065
China SCE Group Holdings	288,000	118,545
China Suntien Green Energy, Cl H	212,000	57,815
China Vanke, Cl H	20,600	82,955
China Water Affairs Group	36,000	38,261
China XLX Fertiliser	159,000	57,544
China Zhongwang Holdings	65,200	32,653
CIMC Enric Holdings	55,738	48,300
CLP Holdings	18,500	214,183
Country Garden Services Holdings *	106,367	163,743
CSPC Pharmaceutical Group	122,000	209,263
CT Environmental Group	250,000	12,266
Dali Foods Group	58,500	39,809
Dawnrays Pharmaceutical Holdings	407,000	80,911
Far East Horizon	125,000	129,028
Fu Shou Yuan International Group	120,678	98,577
Fullshare Holdings	117,500	26,653
Future Land Development Holdings	104,000	87,471
Galaxy Entertainment Group	200,624	1,380,590
Greentown Service Group	191,410	174,649
Guangdong Investment	72,000	137,262
Guangnan Holdings	268,000	31,762
Guangzhou Automobile Group, Cl H	54,800	59,219
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	84,527
Guangzhou R&F Properties	40,000	79,417
Haier Electronics Group	33,000	94,831
Hang Seng Bank	8,800	201,408
Health & Happiness H&H International Holdings *	7,500	45,686
Henderson Land Development	10,917	61,839
HK Electric Investments & HK Electric Investments	39,000	39,710
HKBN	56,000	86,350
HKT Trust & HKT	141,000	207,713
Holly Futures, Cl H	37,000	5,281
Hong Kong & China Gas	85,190	184,772
Hongkong Land Holdings	6,800	48,756
Hua Han Health Industry Holdings *(A)(B)	564,000	–
Hua Hong Semiconductor	76,000	168,133
Huaneng Renewables, Cl H	152,000	43,583
Hysan Development	4,000	20,747
Jardine Matheson Holdings	3,200	213,824

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Jardine Strategic Holdings	2,300	$88,044
Jiangsu Expressway, Cl H	44,000	63,697
Kingboard Holdings	16,500	57,718
Kingboard Laminates Holdings	37,000	38,098
Kingdee International Software Group	103,992	99,657
Kunlun Energy	126,000	134,235
Lee & Man Paper Manufacturing	151,000	134,121
Lenovo Group	172,000	124,937
Link ‡	9,500	104,114
LK Technology Holdings	500,000	43,328
Longfor Group Holdings	39,500	122,067
Lonking Holdings	232,000	77,756
Luzheng Futures, Cl H	136,000	21,144
MGM China Holdings	332,195	638,385
MTR	19,000	106,051
NagaCorp	435,368	534,282
New World Development	735,125	1,152,270
Nine Dragons Paper Holdings	668,000	677,607
NWS Holdings	27,000	61,796
Overseas Chinese Town Asia Holdings	98,000	31,471
Shanghai Haohai Biological Technology, Cl H	10,600	51,939
Shanghai Prime Machinery, Cl H	402,000	57,889
Shangri-La Asia	58,000	75,243
Shenzhen International Holdings	40,780	78,991
Shui On Land	255,500	63,166
Springland International Holdings	224,000	44,816
SSY Group	76,690	68,704
Stella International Holdings	30,000	37,734
Sunny Optical Technology Group	27,562	270,803
Superb Summit International Group *(A)(B)	75,000	–
Swire Pacific, Cl A	4,000	47,253
Swire Properties	17,800	69,184
Techtronic Industries	39,561	229,134
Tianyun International Holdings	747,600	111,466
Tibet Water Resources *	142,000	51,754
Time Watch Investments	140,000	20,695
Times China Holdings	141,000	183,996
Tonly Electronics Holdings	800	591
Town Health International Medical Group *	1,086,000	47,746
Vinda International Holdings	34,000	59,272

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Vitasoy International Holdings	28,000	$113,825
VTech Holdings	9,000	85,846
WH Group	708,500	606,732
Wharf Real Estate Investment	13,000	88,631
Yihai International Holding	67,961	206,988
Yue Yuen Industrial Holdings	19,000	64,890
Yuzhou Properties	192,000	94,689
Zhongsheng Group Holdings	43,500	77,940

		14,720,637

HUNGARY — 0.1%
Magyar Telekom Telecommunications	120,400	203,268
OTP Bank	8,871	365,417

		568,685

INDIA — 2.5%
Aarti Industries	8,119	185,583
Aditya Birla Capital *	34,949	39,804
Amara Raja Batteries	3,708	38,840
Ambuja Cements	16,467	48,600
Apollo Hospitals Enterprise	4,518	84,214
Ashok Leyland	38,492	44,002
Asian Paints	3,335	66,240
Bajaj Auto	1,435	51,544
Berger Paints India	22,310	99,990
Bharti Airtel	38,262	164,841
Bharti Infratel	16,963	69,705
Biocon	16,239	148,028
Bosch	210	55,664
Britannia Industries	3,333	149,859
Cadila Healthcare	9,430	42,291
Castrol India	21,750	48,519
Chennai Petroleum	21,500	73,203
Cipla	10,643	77,413
Coal India	13,290	41,980
Container of India	2,195	20,231
Cummins India	4,414	48,919
Dabur India	38,779	241,905
Datamatics Global Services	31,400	44,393
Eicher Motors	215	57,456
Firstsource Solutions	92,100	63,519
GAIL India	6,982	32,608
Ganesh Housing	48,700	41,086
GHCL	38,600	135,849
Gujarat Industries Power	35,700	37,096
Gujarat Mineral Development	52,800	63,253
Gujarat Narmada Valley Fertilizers & Chemicals	7,500	34,637
HCL Technologies	3,379	47,758
HDFC Bank ADR	12,117	1,190,132

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
Hero MotoCorp	1,088	$39,988
Hinduja Global Solutions	8,177	72,394
Hindustan Unilever	4,509	111,790
Housing Development Finance	3,459	93,496
HT Media	71,200	40,195
ICICI Bank ADR	34,188	349,059
ICICI Lombard General Insurance	20,771	257,082
Indian Bank	23,700	75,112
Indian Hotels	33,526	66,962
Indian Oil	31,152	59,943
Indraprastha Gas	10,900	43,457
IndusInd Bank	3,140	66,471
Infinite Computer Solutions India *	15,900	105,914
Info Edge India	10,763	264,437
Infosys ADR	20,320	219,456
InterGlobe Aviation	3,998	66,772
Ipca Laboratories	11,172	120,870
IRB Infrastructure Developers	81,000	164,858
ITC	37,230	145,868
JK Paper	29,100	55,340
JSW Steel	6,672	25,761
Kotak Mahindra Bank	7,906	139,595
L&T Technology Services	9,516	212,110
Larsen & Toubro	8,203	151,592
Lupin	5,900	72,647
Mahindra & Mahindra	3,726	35,628
Manappuram Finance	30,500	39,540
Maruti Suzuki India	681	63,591
Mastek	7,100	41,076
Mindtree	13,135	165,120
MOIL	32,644	74,105
Nandan Denim	75,791	61,756
Nestle India	901	145,663
NHPC	443,670	155,958
NMDC	26,177	35,666
NR Agarwal Industries	4,200	20,566
NTPC	42,702	83,879
Nucleus Software Exports	19,400	96,918
Oil India	69,900	164,774
Oracle Financial Services Software	1,104	59,004
Page Industries	285	93,651
PDS Multinational Fashions *	6,022	22,400
Persistent Systems	9,700	82,120
Petronet LNG	40,596	129,945
Phoenix Mills	4,814	40,809
Pidilite Industries	1,054	16,595
Piramal Enterprises	2,470	70,587

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
Polyplex	8,500	$58,013
Power Finance	71,400	103,958
Power Grid Corp of India	47,177	125,106
Prestige Estates Projects	10,716	30,120
Radico Khaitan	41,965	241,717
Rajesh Exports	2,640	22,536
RBL Bank	8,250	65,964
Reliance Capital	20,500	55,905
Reliance Industries	95,323	1,644,764
Reliance Infrastructure	18,100	68,448
Shriram Transport Finance	3,776	53,908
SJVN	200,000	68,054
Sonata Software	9,200	41,531
Sterlite Technologies	17,787	61,637
TAKE Solutions	30,000	58,971
Tata Communications	8,023	55,948
Tata Consultancy Services	40,638	1,150,858
Tech Mahindra	1,727	17,773
Torrent Power	30,000	104,317
Uflex	16,200	57,436
UltraTech Cement	1,100	54,433
United Spirits *	7,520	57,077
UPL	2,988	33,044
Vardhman Textiles	5,900	89,371
Varun Beverages	18,084	208,683
Venky’s India	94	3,275
West Coast Paper Mills	14,400	55,275
WNS Holdings ADR *	3,294	160,714

		13,058,518

INDONESIA — 0.9%
Ace Hardware Indonesia	3,338,156	406,145
Adaro Energy	758,600	75,466
Aneka Tambang	938,800	64,837
Astra International	304,000	183,847
Bank Central Asia	329,877	665,184
Bank Mandiri Persero	446,096	237,854
Bank Pembangunan Daerah Jawa Timur	990,500	52,813
Bank Rakyat Indonesia Persero	2,176,390	599,685
Bank Tabungan Negara Persero	1,002,738	196,636
Bank Tabungan Pensiunan Nasional Syariah *	1,270,228	180,455
Bekasi Fajar Industrial Estate	4,561,000	85,524
Bumi Serpong Damai *	736,900	70,143
Hanjaya Mandala Sampoerna	96,500	26,452
Hanson International *	4,952,300	38,279
Indah Kiat Pulp & Paper	132,400	123,185
Indo Tambangraya Megah	47,974	78,283
Indofood CBP Sukses Makmur	100,800	77,733

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

INDONESIA (continued)
Indofood Sukses Makmur	112,700	$62,510
Japfa Comfeed Indonesia	484,700	101,640
Kalbe Farma	286,200	32,773
Mandala Multifinance	506,725	35,722
Mitra Adiperkasa	1,892,600	136,129
Mitra Pinasthika Mustika *	573,500	37,351
Pakuwon Jati	1,281,400	59,611
Perusahaan Gas Negara Persero	455,100	83,708
Perusahaan Perkebunan London Sumatra Indonesia	1,668,900	175,579
Samindo Resources TBK	500,600	42,635
Saratoga Investama Sedaya	7,827	2,101
Sri Rejeki Isman	2,032,600	49,460
Summarecon Agung	1,711,400	126,770
Surya Citra Media	302,900	40,864
Telekomunikasi Indonesia Persero	1,061,747	296,354
Tunas Baru Lampung	836,100	57,745
Unilever Indonesia	5,000	17,892
United Tractors	61,400	113,044
Waskita Karya Persero	644,100	91,043

		4,725,452

IRELAND — 0.6%
Accenture , Cl A	2,052	315,085
Bank of Ireland Group	18,605	111,374
CRH	4,364	125,375
Endo International *	2,100	20,475
Experian	3,030	75,985
Horizon Pharma *	3,000	64,470
Icon *	994	139,041
Irish Residential Properties ‡	26,349	45,239
James Hardie Industries	11,037	122,989
Kerry Group, Cl A	909	92,859
Paddy Power Betfair	846	69,187
Ryanair Holdings ADR *	20,933	1,486,243
Seagate Technology	13,800	611,064

		3,279,386

ISRAEL — 0.4%
Amot Investments	15,663	82,509
Attunity *	4,784	118,882
Bank Hapoalim	14,251	96,396
Bezeq The Israeli Telecommunication	230,685	184,848
Check Point Software Technologies *	1,000	111,920
Delta Galil Industries	1,492	43,135
Elbit Systems	1,290	159,398
International Flavors & Fragrances	917	128,463
Israel Chemicals	11,399	66,004

COMMON STOCK (continued)

	Shares	Value

ISRAEL (continued)
Israel Discount Bank, Cl A	85,721	$302,529
Melisron	1,774	81,591
Mizrahi Tefahot Bank	3,810	70,753
Oil Refineries *	133,566	64,958
Orbotech *	1,000	61,330
Paz Oil	847	126,490
Rami Levy Chain Stores Hashikma Marketing 2006	1,384	75,151
Reit 1 ‡	8,106	33,469
Shapir Engineering and Industry	17,350	60,803
Teva Pharmaceutical Industries	12,975	259,903
Teva Pharmaceutical Industries ADR	9,177	182,164
Tower Semiconductor *	–	5

		2,310,701

ITALY — 1.0%
ACEA	7,000	106,722
Amplifon	8,834	158,142
Assicurazioni Generali	4,226	73,983
ASTM	2,500	59,948
Atlantia	51,585	1,218,669
Bio On Spa *	1,150	79,109
Brembo	3,998	45,624
Cementir Holding	2,606	17,748
Davide Campari-Milano	41,364	371,422
De’ Longhi	2,186	54,546
DiaSorin	2,636	241,222
Enav	5,506	28,170
Enel	60,209	362,907
Eni	23,760	402,659
Ferrari	1,573	195,529
FinecoBank Banca Fineco	5,360	58,209
FNM	70,000	42,384
IMA Industria Macchine Automatiche	324	21,454
Infrastrutture Wireless Italiane	12,201	97,059
Interpump Group	2,303	74,124
Intesa Sanpaolo	33,239	75,893
Iren	46,300	113,515
Maire Tecnimont	33,872	135,849
Mediobanca Banca di Credito Finanziario	4,445	38,646
Moncler	1,756	66,126
Pirelli & C *	40,825	266,537
Poste Italiane	4,802	41,300
Prysmian	11,780	252,543
Reply	1,108	61,381
Snam	19,573	93,421

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

ITALY (continued)
Telecom Italia *	462,776	$257,430
Terna Rete Elettrica Nazionale	10,319	63,449
Unione di Banche Italiane	15,937	40,843

		5,216,563

JAPAN — 4.4%
Activia Properties ‡	8	34,629
ADEKA	1,400	22,030
Advance Residence Investment ‡	8	23,649
Aichi Steel	3,500	110,053
Aiphone	4,800	70,772
Air Water	3,500	58,256
Aisan Industry	7,800	53,922
Aisin Seiki	1,500	59,077
Ajinomoto	4,200	72,529
ANA Holdings	5,900	217,096
Anritsu	4,754	84,147
Araya Industrial	4,000	57,104
Asahi Group Holdings	5,100	212,802
Asahi Kasei	13,000	142,263
Asanuma	2,800	76,192
Astellas Pharma	6,055	89,470
Bridgestone	2,900	111,501
Calbee	4,000	128,162
Canon	4,600	131,507
Central Japan Railway	600	129,392
Chugai Pharmaceutical	1,305	76,916
Chugoku Electric Power	7,300	99,656
Cosmo Energy Holdings	6,700	151,069
Daicel	2,200	23,025
Daito Trust Construction	727	101,083
Daiwa House Investment, Cl A ‡	38	89,379
East Japan Railway	1,000	92,541
Eco’s	3,100	46,191
Eisai	874	67,553
FALCO HOLDINGS	4,800	65,792
FANUC	2,500	421,391
FJ Next	9,100	76,610
Fuji	6,400	83,257
FUJIFILM Holdings	2,600	111,352
GLP J-REIT ‡	84	89,225
Grandy House	13,900	51,938
Gunma Bank	27,900	122,947
Hisamitsu Pharmaceutical	700	35,667
Hokko Chemical Industry	18,700	87,556
IBJ Leasing	2,200	50,574
Idemitsu Kosan	2,200	77,457
ITOCHU	80,600	1,473,628

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Japan Aviation Electronics Industry	10,200	$132,410
Japan Exchange Group	3,800	66,668
Japan Post Holdings	4,000	49,098
Japan Prime Realty Investment ‡	14	57,002
Japan Real Estate Investment ‡	10	58,572
Japan Retail Fund Investment ‡	19	38,898
JSR	2,800	45,139
JTEKT	10,800	139,704
JXTG Holdings	34,250	186,587
Kaga Electronics	3,700	68,514
Kaken Pharmaceutical	3,100	146,000
Kaneka	5,400	210,695
Kansai Electric Power	11,500	174,625
Kao	2,300	161,998
KDDI	7,934	198,341
Keio	1,039	59,616
Kewpie	4,500	101,836
Keyence	1,894	971,300
Kitagawa	3,700	75,783
Kitano Construction	2,400	69,736
Konami Holdings	1,700	78,191
Konica Minolta	12,900	129,444
Kuraray	1,400	21,477
Leopalace21	12,900	60,991
M3	5,400	77,586
Makino Milling Machine	2,400	97,719
Makita	2,600	91,898
Maruichi Steel Tube	800	25,632
MEIJI Holdings	1,100	84,930
Meiko Electronics	6,100	111,332
MINEBEA MITSUMI	7,890	129,079
Mitsubishi Motors	6,700	41,396
Mitsubishi Tanabe Pharma	2,200	34,356
Mitsui	24,148	392,952
Miura	6,343	157,228
Mizuho Financial Group	350,700	577,605
Mory Industries	3,000	64,723
MS&AD Insurance Group Holdings	2,200	65,318
NEC	1,900	63,667
NET One Systems	10,114	210,219
NH Foods	3,000	118,430
Nichias	10,832	187,354
Nidec	400	47,849
Nihon Unisys	4,853	115,527
Nintendo	2,900	900,684
Nippon Building Fund ‡	16	103,411

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Nippon Carbon	5,400	$213,422
Nippon Chemi-Con	2,900	57,827
Nippon Prologis ‡	30	65,412
Nippon Telegraph & Telephone	23,200	994,879
Nishi-Nippon Financial Holdings	5,800	52,236
Nissan Chemical	2,200	116,741
Nissin Electric	11,500	100,404
Nissin Foods Holdings	900	57,094
NOF	2,100	69,116
Nomura	3,208	87,206
Nomura Real Estate Holdings	4,900	95,053
Nomura Real Estate Master Fund ‡	52	74,426
Nomura Research Institute	1,430	58,290
NTT Data	5,000	59,491
NTT DOCOMO	6,498	155,433
Obic	500	47,188
Ono Pharmaceutical	5,000	108,813
Oriental Land	700	71,526
Orix JREIT ‡	37	64,642
Osaka Gas	7,300	143,889
Otsuka Holdings	1,061	43,375
Paltac	4,459	213,688
Recruit Holdings	29,207	780,954
Resona Holdings	83,600	422,048
Ricoh	5,700	60,598
Ryoden	5,800	72,736
Sakai Heavy Industries	3,500	75,286
Sakai Ovex	4,400	78,245
San-In Godo Bank	17,300	125,313
Sanko Metal Industrial	2,900	76,969
Sato Holdings	766	18,094
Sekisui House	3,700	55,233
SG Holdings	7,033	188,343
Shimadzu	8,370	191,720
Shimamura	500	43,195
Showa	4,200	53,982
Showa Denko	3,600	120,303
Showa Shell Sekiyu	3,600	53,541
SoftBank Group	2,800	219,167
Sojitz	21,300	81,739
Soken Chemical & Engineering	4,900	84,122
Sompo Holdings	2,900	108,785
Sony	7,000	351,333
Sumitomo	34,012	525,051
Sumitomo Mitsui Financial Group	4,000	148,542
T&D Holdings	4,500	55,628

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Tachibana Eletech	3,700	$53,127
Taiheiyo Cement	1,800	61,473
Taisho Pharmaceutical Holdings	489	49,427
Takeda Pharmaceutical	5,700	229,675
TechnoPro Holdings	5,089	266,305
Teijin	3,000	51,724
Toho Gas	1,900	81,198
Tohoku Electric Power	11,000	148,653
Tokai Rika	31,300	554,305
Tokio Marine Holdings	2,700	131,672
Tokyo Gas	6,064	159,137
Tokyo Tatemono	16,505	200,318
Tomoku	4,400	64,632
Toray Industries	15,000	111,118
Towa Bank	7,600	49,818
Toyo Suisan Kaisha	2,000	71,701
Toyota Motor	4,634	283,975
Trend Micro	1,400	74,290
Ulvac	2,100	68,827
United Arrows	6,150	217,657
United Urban Investment ‡	38	60,598
USS	6,900	120,611
Wacoal Holdings	1,200	32,543
Yachiyo Industry	3,500	23,071
Yamaguchi Financial Group	10,200	103,662
Yokogawa Electric	7,100	131,799
Yotai Refractories	7,900	48,811
Yushiro Chemical Industry	6,800	73,228

		22,845,313

MALAYSIA — 0.5%
Allianz Malaysia	8,400	27,809
AMMB Holdings	107,200	117,773
Apex Healthcare	3,100	6,297
Asia File	11,700	7,541
Berjaya Sports Toto	134,600	74,267
Capitaland Malaysia Mall Trust ‡	92,100	24,509
CSC Steel Holdings	19,700	5,242
Dialog Group	101,400	74,268
DiGi.Com	117,800	134,020
Favelle Favco	40,700	24,146
Fraser & Neave Holdings	6,400	53,062
HAP Seng Consolidated	16,100	38,717
Heineken Malaysia	8,900	45,239
Hong Leong Bank	9,641	48,582
I-BHD	118,300	11,986
IGB ‡	100,100	43,501
IHH Healthcare	77,600	106,094
IOI Properties Group	134,500	51,226

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)
Kenanga Investment Bank	52,900	$7,232
Kuala Lumpur Kepong	9,700	58,447
Kumpulan Fima	88,800	34,254
Magni-Tech Industries	57,300	60,993
Magnum	50,700	25,498
Malayan Banking	25,300	58,926
Malaysia Airports Holdings	31,100	61,046
Malaysia Building Society	469,600	114,075
Malaysian Pacific Industries	102,852	250,099
MISC	36,400	60,252
My EG Services	212,100	51,782
Padini Holdings	219,832	199,115
Pantech Group Holdings	712,700	79,170
Paramount	107,800	55,005
Petron Malaysia Refining & Marketing	47,362	75,622
Petronas Chemicals Group	63,300	130,587
Petronas Dagangan	14,000	90,166
Public Bank	4,200	25,409
Sarawak Oil Palms	46,500	30,084
Sunway ‡	86,000	36,743
Sunway Construction Group	1,680	640
Ta Ann Holdings	99,900	59,267
Tenaga Nasional	63,115	198,775

		2,657,466

MEXICO — 0.5%
Alpek, Cl A *	44,400	60,532
Alsea	19,600	54,221
America Movil ADR, Cl L	17,257	276,975
Arca Continental	13,200	76,588
Banco del Bajio	30,878	64,429
Becle	25,600	32,800
Bio Pappel *	41,926	51,919
Cemex *	1	1
Cia Minera Autlan	43,237	29,168
Concentradora Fibra Danhos ‡	25,800	36,982
Concentradora Hipotecaria SAPI ‡	36,100	25,203
Consorcio ARA	265,100	69,456
Fibra Shop Portafolios Inmobiliarios SAPI ‡	6,801	2,845
Genomma Lab Internacional, Cl B *	19,000	13,215
Gentera	49,400	36,090
Gruma, Cl B	3,300	40,312
Grupo Aeroportuario del Centro Norte, Cl B	18,778	104,887
Grupo Aeroportuario del Centro Norte ADR	2,824	126,571
Grupo Aeroportuario del Pacifico, Cl B	20,200	181,768

COMMON STOCK (continued)

	Shares	Value

MEXICO (continued)
Grupo Cementos de Chihuahua	15,495	$85,366
Grupo Financiero Banorte, Cl O	27,300	151,831
Grupo Financiero Inbursa, Cl O	1,926	2,783
Grupo Lala, Cl B	27,800	33,699
Grupo Sanborns	31,400	30,871
Grupo Televisa	11,800	29,577
Industrias Bachoco	2,179	8,348
Industrias Penoles	6,500	88,722
Infraestructura Energetica Nova	12,800	50,203
Inmobiliaria Vesta	27,100	37,967
Macquarie Mexico Real Estate Management ‡	39,400	42,898
Mexichem	52,180	139,740
Nemak	140,300	109,982
PLA Administradora Industrial S de RL ‡	15,100	21,478
Prologis Property Mexico ‡	76,800	133,862
Promotora y Operadora de Infraestructura	6,000	61,060
Regional	3,800	20,109
Wal-Mart de Mexico	128,131	336,572

		2,669,030

NETHERLANDS — 1.9%
Aalberts Industries	2,463	86,238
ABN AMRO Group	1,957	48,652
Accell Group	2,307	50,646
Aegon	88,600	454,525
Akzo Nobel	3,725	321,307
Altice Europe, Cl A *	13,102	26,731
ASML Holding	2,006	351,802
ASML Holding, Cl G	2,121	371,239
Cimpress *	500	41,585
Core Laboratories	13,754	927,845
Eurocommercial Properties ‡	1,243	40,263
Gemalto	504	29,225
Heineken	787	70,605
IMCD	769	56,244
ING Groep	24,953	294,522
InterXion Holding *	21,163	1,270,627
Koninklijke Ahold Delhaize	15,666	412,777
Koninklijke KPN	35,292	108,542
Koninklijke Philips Electronics	21,728	854,526
Koninklijke Vopak	764	38,835
LyondellBasell Industries, Cl A	5,600	487,032
NN Group	17,015	719,029
NXP Semiconductors	4,433	385,804
OCI *	50,497	1,068,120

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

NETHERLANDS (continued)
Royal Dutch Shell, Cl A	11,451	$354,751
SBM Offshore	2,147	35,436
Signify	6,340	157,254
Unilever	8,468	452,104
uniQure *	2,212	75,761
Van Lanschot Kempen	2,700	63,354
Vastned Retail ‡	930	36,246
Wolters Kluwer	2,415	150,373

		9,842,000

NEW ZEALAND — 0.2%
a2 Milk *	11,595	101,383
Auckland International Airport	13,743	69,819
Contact Energy	9,672	40,379
Fletcher Building	25,214	87,140
Infratil	10,496	27,351
Mercury NZ	10,568	25,785
New Zealand Refining	32,700	52,663
Precinct Properties New Zealand ‡	52,735	54,493
SKYCITY Entertainment Group	33,207	88,138
Spark New Zealand	25,839	72,422
Summerset Group Holdings	10,482	44,268
Warehouse Group	47,400	67,164
Xero *	2,453	77,617
Z Energy	17,191	71,295

		879,917

NORWAY — 0.4%
Atea	4,714	65,171
DNB	6,010	106,426
Entra	3,824	55,315
Equinor	7,649	174,856
Europris	25,758	82,766
Gjensidige Forsikring	6,010	103,540
Kongsberg Gruppen	4,727	65,800
Marine Harvest	5,581	122,817
Nordic Nanovector *	2,493	12,580
Petroleum Geo-Services *	36,869	83,037
Salmar	1,212	63,374
Sbanken	7,333	66,514
Scatec Solar	6,090	60,655
Schibsted, Cl A	6,316	221,219
SpareBank 1 SR-Bank	12,000	129,761
Telenor	10,420	196,936
Tomra Systems	5,573	144,381
Yara International	3,373	139,216

		1,894,364

PAKISTAN — 0.1%
Engro Fertilizers	165,000	90,642

COMMON STOCK (continued)

	Shares	Value

PAKISTAN (continued)
Nishat Mills	52,900	$54,680
United Bank	142,900	157,852

		303,174

PANAMA — 0.1%
Copa Holdings, Cl A	4,000	379,400

PERU — 0.1%
Credicorp	969	235,254
Empresa Siderurgica del Peru SAA *	111,989	20,866
Ferreycorp SAA	81,200	61,495

		317,615

PHILIPPINES — 0.4%
Bank of the Philippine Islands	26,351	46,017
BDO Unibank	97,990	253,860
Cebu Air	44,900	75,824
D&L Industries	176,200	38,344
DMCI Holdings	365,300	88,188
East West Banking *	128,100	30,532
Globe Telecom	1,500	58,146
Jollibee Foods	12,840	77,863
Lopez Holdings	926,500	92,454
LT Group	134,000	39,858
Manila Electric	10,320	72,444
Megawide Construction	246,621	85,189
Megaworld	2,616,600	259,099
Pepsi-Cola Products Philippines	221,779	5,703
PLDT	2,510	62,136
Puregold Price Club *	162,700	142,062
Robinsons Land	42,085	17,808
Semirara Mining & Power, Cl A	203,760	92,672
SM Investments	3,190	60,604
SM Prime Holdings	234,312	171,316
Top Frontier Investment Holdings *	5,950	31,834
Universal Robina	27,230	77,389
Vista Land & Lifescapes	254,900	28,567
Wilcon Depot	923,280	243,090

		2,150,999

POLAND — 0.5%
Agora	1,908	5,433
Amica	1,933	63,665
Asseco Poland	2,655	34,236
Atal	895	8,824
Bank Millennium *	17,123	40,572
Bank Polska Kasa Opieki	1,413	41,983
Boryszew *	40,500	51,136
CD Projekt *	9,209	470,049

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

POLAND (continued)
Dino Polska *	11,336	$305,448
Dom Development	1,398	28,167
Energa	58,500	159,357
Grupa Azoty	2,248	22,333
Grupa Kety	447	41,009
ING Bank Slaski	696	35,787
Jastrzebska Spolka Weglowa *	9,360	171,741
LPP	38	85,445
Neuca	1,225	83,588
PGE Polska Grupa Energetyczna *	54,421	173,391
PLAY Communications	5,012	30,699
Polimex-Mostostal *	27,774	21,936
Polski Koncern Naftowy ORLEN	12,980	365,089
Polskie Gornictwo Naftowe i Gazownictwo	15,801	32,388
Powszechny Zaklad Ubezpieczen	4,050	48,591
Stalexport Autostrady	19,326	20,508
Tauron Polska Energia	52,238	33,259
Zespol Elektrowni Patnow Adamow Konin	9,427	20,944

		2,395,578

PORTUGAL — 0.1%
Banco Comercial Portugues, Cl R *	432,333	119,258
Banco Espirito Santo *(A)(B)	66,989	8
CTT-Correios de Portugal	14,778	53,214
EDP - Energias de Portugal	28,405	103,714
Galp Energia SGPS	7,482	116,854
Jeronimo Martins SGPS	9,418	133,346
NOS SGPS	17,249	111,845
REN - Redes Energeticas Nacionais SGPS	5,278	15,840
Semapa-Sociedade de Investimento e Gestao	2,573	44,942

		699,021

PUERTO RICO — 0.1%
OFG Bancorp	7,200	139,536
Popular	1,500	81,915
Triple-S Management, Cl B *	4,600	92,736

		314,187

RUSSIA — 0.6%
Alrosa PJSC	28,709	43,063
Lenta GDR *	22,865	75,683
LUKOIL PJSC ADR	9,496	761,579
Mail.Ru Group GDR *	2,136	52,716
Mobile TeleSystems PJSC ADR	12,200	104,920
Novatek GDR	2,736	502,056
Novolipetsk Steel GDR	5,287	123,716

COMMON STOCK (continued)

	Shares	Value

RUSSIA (continued)
PhosAgro PJSC GDR	5,713	$77,811
Rosneft Oil PJSC GDR	26,803	167,519
Rostelecom PJSC ADR	5,333	35,678
Sberbank of Russia PJSC ADR	63,554	862,746
Surgutneftegas ADR	24,000	147,840
Tatneft PJSC ADR	4,510	330,944
X5 Retail Group GDR	3,405	89,756

		3,376,027

SINGAPORE — 0.5%
Ascendas ‡	12,900	26,256
CapitaLand Commercial Trust ‡	44,700	62,425
CapitaLand Mall Trust ‡	21,600	38,509
Centurion	176,200	53,009
CITIC Envirotech	198,800	64,238
ComfortDelGro	21,000	36,347
DBS Group Holdings	55,305	982,689
Ellipsiz	228,900	78,216
Flex *	12,533	120,568
Genting Singapore	185,500	151,575
Hong Leong Finance	37,300	72,594
IGG	42,000	63,799
Kenon Holdings	3,003	54,652
Keppel ‡	47,560	41,688
Keppel Infrastructure Trust	124,000	46,977
M1	35,500	54,059
Raffles Medical Group	35,200	29,024
SATS	8,700	31,279
Sheng Siong Group	70,400	58,048
Singapore Airlines	6,400	45,877
Singapore Exchange	10,300	58,455
Singapore Technologies Engineering	20,000	55,267
Singapore Telecommunications	74,300	166,681
Sunningdale Tech	45,300	50,475
Suntec Real Estate Investment Trust ‡	27,900	39,999
United Overseas Bank	4,900	91,688
Venture	4,400	53,145
Wilmar International	45,800	113,292
Yanlord Land Group	148,100	139,717

		2,880,548

SOUTH AFRICA — 1.2%
Adcock Ingram Holdings	8,800	42,123
African Rainbow Minerals	10,200	113,914
Anglo American Platinum	3,347	160,994
AngloGold Ashanti	4,578	64,536
ArcelorMittal South Africa *	30,943	7,535
Aspen Pharmacare Holdings	1,187	13,002
AVI	8,181	57,387

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH AFRICA (continued)
Barloworld	8,200	$74,805
Bid	2,069	44,201
Bidvest Group	5,310	81,109
Clicks Group	44,171	655,717
Combined Motor Holdings	9,963	15,511
Corporate Real Estate ‡	90,826	25,679
Discovery	5,521	66,275
Emira Property Fund ‡	73,132	87,116
EOH Holdings	14,177	28,517
EPP	19,028	26,769
Exxaro Resources	42,565	493,980
FirstRand	69,903	365,701
Foschini Group	19,256	245,859
Gold Fields	6,068	24,595
Group	4,451	29,205
Growthpoint Properties ‡	17,805	34,861
Hosken Consolidated Investments	1,521	13,302
Hulamin	178,974	60,046
Impala Platinum Holdings *	62,071	180,872
KAP Industrial Holdings	21,594	13,920
Kumba Iron Ore	5,838	149,052
Liberty Holdings	6,900	55,570
Merafe Resources	1,270,414	134,093
Metair Investments	49,100	69,076
MiX Telematics ADR	4,550	81,900
MMI Holdings	15,395	19,534
Mondi	1,941	48,015
Mr Price Group	18,408	309,489
Naspers, Cl N	5,692	1,304,584
Netcare	49,850	93,020
Pick n Pay Stores	31,598	165,450
Remgro	4,291	68,275
Reunert	7,986	42,447
Sappi	19,769	116,285
Telkom SOC	21,100	106,775
Tiger Brands	2,842	59,187
Tongaat Hulett	13,500	51,399
Tsogo Sun Holdings	70,600	104,699
Vodacom Group	2,011	18,282
Vukile Property Fund ‡	28,205	44,656
Wilson Bayly Holmes-Ovcon	15,832	167,108
Woolworths Holdings	11,784	44,626

		6,281,053

SOUTH KOREA — 2.9%
Amorepacific *	977	159,372
BGF *	6,367	45,378
BGF retail	370	61,187
BNK Financial Group	11,500	75,967
Celltrion *	2,028	399,119

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
Cheil Worldwide	3,148	$66,488
Chongkundang Holdings *	1,800	103,375
CJ Logistics *	1,821	274,954
CKD Bio *	6,300	123,718
Coway	1,481	111,010
Cymechs	15,100	111,555
Dae Hyun *	26,000	58,185
Daeduck Electronics	8,100	74,619
Daehan Steel *	10,000	56,442
Daelim Industrial	1,502	143,768
Daewon San Up *	5,526	28,855
Daihan Pharmaceutical *	4,200	141,743
Daishin Securities *	13,300	138,660
DB Insurance	988	61,714
Dong-Ah Geological Engineering *	3,100	60,041
DongKook Pharmaceutical *	1,000	50,690
Dongsuh	1,830	31,579
Dongwon Industries *	300	63,362
Douzone Bizon	3,693	136,581
Eugene *	11,200	75,193
Fila Korea	5,972	255,487
GS Engineering & Construction	814	34,421
Hanmi Science ltd *	393	25,890
Hanon Systems	6,330	72,821
Hansol Chemical *	671	51,261
Hanwha	2,100	66,342
Hanwha Chemical	6,704	135,267
HDC Hyundai Engineering Plastics *	12,900	55,999
HLB *	712	47,993
HwaSung Industrial *	6,020	83,051
Hyosung	903	56,810
Hyundai BNG Steel *	6,200	62,131
Hyundai Department Store	900	77,329
Hyundai Engineering & Construction	676	37,790
Hyundai Glovis	558	71,214
Hyundai Marine & Fire Insurance	6,600	221,552
Hyundai Mobis	797	161,169
Hyundai Motor Securities	8,000	72,260
Hyundai Steel	1,261	58,026
Industrial Bank of Korea	5,256	67,315
INTOPS	9,200	122,375
JB Financial Group	7,133	39,811
Kangwon Land *	3,282	100,290
KB Financial Group	10,017	432,586
KB Financial Group ADR	300	12,813
KC *	4,800	59,318

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
Kia Motors	3,775	$123,328
Koh Young Technology *	1,430	105,388
Kolmar Korea *	743	44,875
Kolon Industries *	936	49,885
Korea Autoglass *	5,300	63,830
Korea Electric Power	7,240	224,491
Korea Real Estate Investment & Trust	30,200	71,656
Korea United Pharm *	2,700	56,783
Korea Zinc *	124	49,092
Kortek	3,900	51,000
KPX Chemical	1,100	52,398
KT ADR	2,148	29,685
KT&G	5,984	532,975
Kumho Petrochemical	526	42,547
LF	3,200	70,894
LG	1,137	79,401
LG Electronics	4,700	281,328
LG Household & Health Care	79	89,817
LG Uplus	15,645	212,322
Lotte Chemical	235	63,362
Lotte Chilsung Beverage *	48	61,906
LOTTE Fine Chemical	1,448	58,953
Macquarie Korea Infrastructure Fund	8,802	78,159
Medy-Tox	303	140,979
Meritz Fire & Marine Insurance	2,426	48,405
NAVER	2,570	314,133
NongShim	172	43,207
OCI *	582	55,969
Orion *	3,927	400,588
Ottogi	93	65,112
Poongsan	2,100	57,565
Poongsan Holdings	1,900	64,634
POSCO Coated & Color Steel	2,800	52,218
Posco ICT	12,756	65,806
PSK *	6,400	77,940
S&T Holdings *	1,435	16,831
S-1, Cl 1	746	69,059
Samsung C&T	898	96,850
Samsung Card	2,300	68,939
Samsung Electro-Mechanics	2,994	290,614
Samsung Electronics	47,879	1,985,904
Samsung Electronics GDR	38	39,102
Samsung Fire & Marine Insurance	494	121,208
Samsung Life Insurance	992	78,725
Samsung SDI	475	95,414
Samsung SDS	2,765	555,411
Samsung Securities	2,400	72,152

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
SeAH Holdings	345	$29,891
SeAH Steel Holdings *	2,320	109,468
Sebang Global Battery *	1,900	64,036
SFA Engineering *	3,200	117,773
Shinhan Financial Group	3,898	151,345
Silla *	4,500	56,622
SK Holdings	397	94,018
SK Hynix	8,198	544,495
SK Innovation	1,489	252,260
SK Materials	408	57,167
SK Telecom	1,897	439,874
SK Telecom ADR	2,755	69,950
S-Oil	1,707	160,321
Tovis	11,300	71,498
Wins *	6,000	70,103
Woori Bank (A)(B)	6,791	90,331
Yuhan *	307	65,669
Zeus *	4,100	46,246

		14,996,783

SPAIN — 0.9%
Aena SME	3,867	667,464
Almirall	4,292	72,707
Amadeus IT Group, Cl A	4,224	306,912
Bankia	30,143	87,634
Bankinter	8,632	67,264
Bolsas y Mercados Espanoles SHMSF	1,698	51,270
CaixaBank	13,160	49,678
Construcciones y Auxiliar de Ferrocarriles	1,312	59,092
Ebro Foods	3,538	72,852
Enagas	1,444	42,031
Ence Energia y Celulosa	17,100	132,604
Ercros	16,545	68,629
Grifols	7,874	205,036
Grupo Catalana Occidente	875	34,653
Iberdrola	26,672	219,806
Industria de Diseno Textil	47,896	1,334,906
Inmobiliaria Colonial Socimi ‡	18,533	189,430
Lar Espana Real Estate Socimi ‡	7,310	70,367
Masmovil Ibercom *	12,430	270,888
Naturhouse Health SAU	19,700	50,171
Prosegur Cash	24,351	56,998
Prosegur Cia de Seguridad	6,681	36,140
Red Electrica	3,696	85,032
Repsol	16,497	289,467
Siemens Gamesa Renewable Energy *	4,178	59,203
Telefonica	35,491	304,469

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

SPAIN (continued)
Tubacex	23,064	$74,973

		4,959,676

SWEDEN — 1.3%
Alfa Laval	2,574	58,260
Assa Abloy, Cl B	6,651	123,672
Attendo	7,391	56,770
Bilia, Cl A	55,200	485,299
BillerudKorsnas	4,862	61,337
BioGaia, Cl B	1,360	55,312
Bonava, Cl B	6,282	78,591
Byggmax Group	13,700	51,328
Castellum	7,198	136,350
Dios Fastigheter	7,100	50,925
Dometic Group	4,963	35,405
Elekta, Cl B	32,132	429,333
Essity, Cl B	6,255	172,960
Fabege	5,889	85,806
Hemfosa Fastigheter	6,100	54,067
Hennes & Mauritz, Cl B	6,876	106,844
Hexpol	8,999	79,613
Holmen, Cl B	4,495	96,156
Kambi Group *	1,828	41,415
Kungsleden	3,068	23,260
Lundin Petroleum	4,023	128,715
Modern Times Group MTG, Cl B	2,388	80,389
Mycronic	6,629	84,764
New Wave Group, Cl B	10,700	63,266
Nobia	18,500	107,238
Nordea Bank Abp	10,795	98,032
Nordic Waterproofing Holding	8,300	67,146
NP3 Fastigheter	12,300	86,592
Pandox, Cl B	4,352	75,705
Sandvik	28,401	452,930
Securitas, Cl B	2,955	47,436
Skanska, Cl B	2,585	45,181
SSAB, Cl B	55,280	184,626
Svenska Cellulosa SCA, Cl B	7,155	62,833
Svenska Handelsbanken, Cl A	12,595	136,691
Swedbank, Cl A	19,028	431,310
Swedish Match	3,098	138,562
Tele2, Cl B	22,131	276,138
Telefonaktiebolaget LM Ericsson, Cl B	141,279	1,254,724
Telia	43,435	189,037
Volvo, Cl B	35,800	514,546

		6,808,564

SWITZERLAND — 3.2%
Allreal Holding	342	55,438

COMMON STOCK (continued)

	Shares	Value

SWITZERLAND (continued)
Autoneum Holding	600	$98,165
Baloise Holding	768	118,700
Cie Financiere Richemont	21,520	1,480,616
Comet Holding	470	41,804
Credit Suisse Group	145,273	1,755,196
dormakaba Holding	143	94,044
Emmi	52	43,871
EMS-Chemie Holding	349	174,070
Galenica	2,732	124,560
Geberit	550	214,646
Givaudan	140	339,001
Helvetia Holding	170	100,518
Inficon Holding	191	101,411
Intershop Holding	128	63,971
Julius Baer Group	11,680	467,693
Kuehne + Nagel International	6,254	845,229
LafargeHolcim	26,310	1,233,682
Mobimo Holding	224	54,849
Nestle	10,609	922,160
Novartis	4,302	374,200
Partners Group Holding	185	126,967
Roche Holding	5,443	1,444,698
Schindler Holding	591	125,397
SGS	98	236,020
Sika	2,062	271,630
STMicroelectronics	16,598	263,598
Swatch Group	688	197,312
Swiss Life Holding	1,506	619,846
Swiss Re	996	95,328
Swisscom	581	278,099
TE Connectivity	19,615	1,587,834
Tecan Group	1,242	250,536
Temenos	13,706	1,845,476
Valora Holding	210	55,749
Vetropack Holding	40	90,905
Vontobel Holding	1,388	78,092
VP Bank	700	97,562
Zurich Insurance Group	837	262,349

		16,631,222

TAIWAN — 2.0%
Accton Technology	41,000	146,594
Acer	145,000	93,644
Ardentec	92,000	90,464
Asia Vital Components	153,000	126,721
AU Optronics	87,000	33,690
AU Optronics ADR	34,161	130,837
Cathay Financial Holding	47,294	67,767
Central Reinsurance	129,000	74,016
Channel Well Technology	67,000	51,770
Cheng Shin Rubber Industry	61,000	85,932

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

TAIWAN (continued)
Cheng Uei Precision Industry	65,000	$51,178
Chia Chang	11,000	12,787
Chicony Electronics	19,477	42,799
Chin-Poon Industrial	43,000	52,578
Chroma ATE	31,600	125,866
Chunghwa Telecom	87,000	303,411
Compal Electronics	69,000	41,220
Compeq Manufacturing	82,000	56,099
CTBC Financial Holding	117,915	80,060
CTCI	39,000	59,830
Darfon Electronics	98,000	144,607
E.Sun Financial Holding	107,645	75,252
Eclat Textile	6,471	73,971
Elite Semiconductor Memory Technology	52,000	55,354
Eva Airways	2,549	1,242
Everlight Electronics	70,000	70,270
Far Eastern New Century	61,939	60,423
Far EasTone Telecommunications	5,000	11,675
First Financial Holding	113,038	75,352
Formosa Chemicals & Fibre	37,000	129,082
Formosa Petrochemical	90,000	317,861
Formosa Plastics	89,556	299,644
Foxconn Technology	26,000	50,677
Gamania Digital Entertainment	21,000	53,064
Getac Technology	80,000	119,698
Giant Manufacturing	35,233	175,897
Gigabyte Technology	35,000	46,678
Globe Union Industrial	223,000	122,883
Grand Pacific Petrochemical	420,000	347,192
HannStar Display	252,000	56,907
Hiwin Technologies	43,182	348,451
Hon Hai Precision Industry	41,302	95,161
Hota Industrial Manufacturing	15,957	63,416
Huaku Development	30,000	70,531
Hung Sheng Construction	91,200	84,174
Jarllytec	66,000	144,258
King Slide Works	5,000	56,378
King Yuan Electronics	65,000	49,958
Makalot Industrial	7,209	44,935
Mega Financial Holding	75,683	65,814
Novatek Microelectronics	14,000	72,745
Parade Technologies	12,596	207,920
Pou Chen	91,000	109,674
Powertech Technology	42,000	97,580
President Chain Store	4,000	42,267
Ruentex Industries	38,400	103,410
Shin Kong Financial Holding	185,000	52,814

COMMON STOCK (continued)

	Shares	Value

TAIWAN (continued)
Shinkong Insurance	53,000	$61,736
Simplo Technology	10,000	72,935
Sitronix Technology	23,000	84,004
St. Shine Optical	3,000	56,162
Standard Foods	31,000	50,611
Taiflex Scientific	46,000	55,384
Taishin Financial Holding	163,000	72,544
Taiwan Cooperative Financial Holding	54,029	32,691
Taiwan Sakura	53,000	65,880
Taiwan Semiconductor Manufacturing	34,000	248,569
Taiwan Semiconductor Manufacturing ADR	45,265	1,702,869
TCI	11,090	161,615
Tong Yang Industry	69,000	87,804
TOPBI International Holdings	24,000	63,043
Topoint Technology	81,000	48,825
TTY Biopharm	15,000	39,421
TURVO International	21,000	50,970
TYC Brother Industrial	54,000	42,534
UDE	57,000	50,439
U-Ming Marine Transport	42,000	41,961
Unimicron Technology	32,000	23,914
Uni-President Enterprises	113,059	265,900
United Integrated Services	36,000	111,042
United Microelectronics	16,000	5,976
United Microelectronics ADR	71,433	135,008
Voltronic Power Technology	3,150	54,035
Wah Lee Industrial	22,000	36,265
Walsin Lihwa	383,000	221,673
Walton Advanced Engineering	134,000	49,150
Wan Hai Lines	86,000	44,323
Winbond Electronics	469,000	229,876
Winstek Semiconductor	76,000	57,462
Yuanta Financial Holding	305,000	169,949
Yungtay Engineering	15,000	29,137
Zhen Ding Technology Holding	11,000	28,695

		10,276,880

THAILAND — 0.8%
AAPICO Hitech	81,400	57,840
Advanced Info Service	24,340	139,064
Advanced Information Technology	146,900	94,979
Bangchak	218,100	225,133
Bangkok Airways	47,500	18,548
Bangkok Bank	7,190	49,479
Bangkok Chain Hospital NVDR	287,870	150,189
Bangkok Dusit Medical Services, Cl F	159,617	120,572

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

THAILAND (continued)
Bangkok Dusit Medical Services NVDR	64,261	$48,541
Bangkok Expressway & Metro	95,425	31,765
Central Pattana	37,000	94,447
Central Plaza Hotel	44,700	61,522
CP ALL	28,900	71,920
CP ALL NVDR	130,757	325,402
Electricity Generating	8,414	70,560
Fabrinet *	1,700	96,628
Glow Energy	10,000	29,527
Hana Microelectronics	142,500	157,358
Home Product Center	156,100	77,944
Inoue Rubber Thailand NVDR	15,900	10,891
Kasikornbank	6,500	41,610
Kasikornbank NVDR	26,799	171,555
Kiatnakin Bank	33,400	73,230
Muramoto Electron Thailand NVDR	2,100	14,384
Padaeng Industry	138,400	57,145
Pruksa Holding	215,400	122,721
PTT	62,100	96,402
PTT Exploration & Production NVDR	50,400	198,422
Quality Houses	1,778,200	168,472
Siam Cement	4,700	70,404
Sino-Thai Engineering & Construction *	107,100	77,816
Somboon Advance Technology	131,600	79,190
Supalai	82,200	50,779
Susco	1,073,500	91,398
Thai Beverage	123,800	67,133
Thai Oil	19,000	43,787
Thai Rayon NVDR	40,400	51,724
Thai Wah	214,100	54,823
Thanachart Capital	193,500	332,900
Thanachart Capital NVDR	52,790	90,821
Tipco Asphalt	80,100	212,156
TMB Bank	671,876	47,311
TPI Polene	711,800	48,756

		4,195,248

TURKEY — 0.5%
Akbank T.A.S.	160,711	220,227
Aksa Akrilik Kimya Sanayii	22,500	37,757
Albaraka Turk Katilim Bankasi	260,400	64,008
Aygaz	23,243	54,794
BIM Birlesik Magazalar	15,539	271,432
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	110,612	33,826
Enka Insaat ve Sanayi	136,000	130,034

COMMON STOCK (continued)

	Shares	Value

TURKEY (continued)
Eregli Demir ve Celik Fabrikalari	119,662	$196,632
Global Yatirim Holding *	102,605	68,713
NET Holding *	167,129	59,843
Petkim Petrokimya Holding	22,391	25,006
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	42,625	27,308
Soda Sanayii	37,490	52,026
Sok Marketler Ticaret *	64,335	136,225
TAV Havalimanlari Holding	12,100	65,293
Tekfen Holding	15,425	73,622
Trakya Cam Sanayii	118,252	83,082
Tupras Turkiye Petrol Rafinerileri	3,381	90,960
Turk Hava Yollari AO *	77,019	229,867
Turkcell Iletisim Hizmetleri	31,876	89,520
Turkiye Garanti Bankasi	87,470	153,383
Turkiye Sinai Kalkinma Bankasi	361,200	59,424
Turkiye Sise ve Cam Fabrikalari	–	–
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	154,307
Yatas Yatak ve Yorgan Sanayi ve Ticaret *	51,451	49,194

		2,426,483

UNITED ARAB EMIRATES — 0.0%
Aldar Properties PJSC	168,900	73,112
Dubai Investments PJSC	108,600	39,027

		112,139

UNITED KINGDOM — 4.4%
3i Group	8,176	91,108
Aon	1,495	233,564
Ashtead Group	10,763	272,240
Assura ‡	70,788	55,521
AstraZeneca	3,808	276,299
AVEVA Group	11,600	414,139
B&M European Value Retail	56,763	241,367
BAE Systems	65,060	436,731
Balfour Beatty	74,941	269,321
Barratt Developments	238,447	1,684,450
Berkeley Group Holdings	1,956	96,283
BHP Group	8,766	194,330
Biffa	40,500	94,766
BP	20,592	140,471
BTG *	4,086	44,588
Bunzl	1,986	62,516
Burford Capital	10,961	263,951
Cairn Homes *	21,123	31,431
Carnival	1,327	74,980
Centamin	26,238	40,505

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Close Brothers Group	5,300	$103,229
CNH Industrial	260,075	2,549,341
Coca-Cola European Partners	4,800	228,384
Compass Group	6,200	132,591
Computacenter	6,175	84,717
Cranswick	2,481	93,848
Croda International	5,602	354,226
CYBG	35,500	81,623
Daily Mail & General Trust, Cl A	5,957	47,348
Dart Group	5,000	52,070
DCC	1,525	124,511
De La Rue	18,400	102,084
Dechra Pharmaceuticals	2,908	90,242
Devro	30,000	61,225
Diageo	12,298	468,012
Drax Group	57,028	300,537
easyJet	46,433	769,793
Ferguson	1,378	92,068
Ferrexpo	20,100	68,122
Fresnillo	2,494	32,875
GlaxoSmithKline	9,477	183,616
Globaltrans Investment GDR	30,849	305,405
Great Portland Estates ‡	7,507	72,044
Greene King	16,009	125,984
GW Pharmaceuticals ADR *	2,376	339,174
Halfords Group	17,600	53,463
Halma	3,497	64,213
Hammerson ‡	11,740	57,266
Headlam Group	10,500	53,848
Highland Gold Mining	36,000	77,673
Hon Hai Precision Industry GDR	40,977	185,009
HSBC Holdings	28,182	236,159
Imperial Brands	6,768	224,141
Inchcape	16,400	123,253
Informa	20,054	177,912
Inmarsat	19,213	93,113
International Personal Finance	32,400	87,626
Intertek Group	702	45,190
KAZ Minerals	9,679	75,332
Land Securities Group ‡	9,295	105,479
Linde	858	139,081
Lloyds Banking Group	2,546,027	1,933,488
London Stock Exchange Group	1,189	71,409
LondonMetric Property ‡	8,876	21,851
Merlin Entertainments	11,279	50,017
Micro Focus International	10,888	207,212
Mondi	6,565	158,392

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Moneysupermarket.com Group	21,097	$83,842
Mosenergo PJSC ADR	50,000	111,000
National Express Group	23,100	119,434
National Grid	35,600	385,309
OneSavings Bank	25,700	126,742
Oxford Biomedica *	12,187	110,293
Paddy Power Betfair	490	40,264
Petrofac	15,200	109,649
Pets at Home Group	67,800	117,204
Phoenix Group Holdings	5,485	45,668
Polymetal International	7,574	86,247
QinetiQ Group	9,100	36,165
Reckitt Benckiser Group	10,118	778,063
Redrow	19,700	149,992
RELX	4,800	106,176
Rentokil Initial	63,303	279,804
Rightmove	20,650	127,839
Rio Tinto	3,856	211,783
Rolls-Royce Holdings	4,646	53,892
Ros Agro GDR	12,900	159,960
RPC Group	8,600	89,674
Segro ‡	10,170	86,303
Severn Trent	5,915	155,045
Shaftesbury ‡	2,959	34,231
Smith & Nephew ADR	6,700	255,002
Spirax-Sarco Engineering	2,482	208,507
St. James’s Place	4,859	59,779
Stagecoach Group	59,600	120,853
SThree	20,100	72,235
Stock Spirits Group	34,729	105,677
TalkTalk Telecom Group	35,412	51,834
Tate & Lyle	23,172	209,038
TCS Group Holding GDR	6,611	128,915
Tesco	206,399	603,959
Tritax Big Box ‡	18,661	34,193
Unilever	3,792	198,172
UNITE Group ‡	3,621	43,242
Vesuvius	12,308	90,805
Whitbread	1,246	79,866
William Hill	24,700	57,082
WPP	82,200	937,759

		22,984,254

UNITED STATES — 46.1%

Communication Services — 5.0%
Activision Blizzard	8,500	401,540
Alphabet, Cl A *	5,869	6,607,848
Alphabet, Cl C *	634	707,779
AT&T	45,556	1,369,414
Boingo Wireless *	13,749	331,626

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)
Cardlytics *	6,138	$107,353
Care.com *	2,800	66,556
Cars.com *	17,700	483,387
Charter Communications, Cl A *	5,338	1,767,145
Comcast, Cl A	17,238	630,394
DHI Group *	23,500	46,060
Electronic Arts *	1,900	175,256
Entercom Communications, Cl A	31,654	232,024
Facebook, Cl A *	23,699	3,950,386
Gannett	13,100	145,279
Liberty TripAdvisor Holdings, Cl A *	7,100	118,286
Lions Gate Entertainment, Cl A	15,000	275,550
Lions Gate Entertainment, Cl B	20,000	350,600
Marcus	1,700	75,769
Meet Group *	2,600	15,028
Meredith	10,000	542,700
Netflix *	2,048	695,296
New York Times, Cl A	18,000	462,780
Nexstar Media Group, Cl A	4,327	361,175
Omnicom Group	2,100	163,548
Rosetta Stone *	9,575	145,157
Shenandoah Telecommunications	2,400	114,312
Sinclair Broadcast Group, Cl A	2,100	64,701
TEGNA	60,000	704,400
T-Mobile US *	15,455	1,075,977
Townsquare Media, Cl A	16,400	100,532
United States Cellular *	1,400	80,612
Verizon Communications	22,686	1,249,091
Viacom, Cl B	12,900	379,518
Vonage Holdings *	5,000	45,550
Walt Disney	7,023	783,205
Zayo Group Holdings *	37,205	1,021,277

		25,847,111

Consumer Discretionary — 5.5%
1-800-Flowers.com, Cl A *	3,800	60,610
Aaron’s	2,100	105,126
Adtalem Global Education *	400	19,560
Advance Auto Parts	767	122,106
Amazon.com *	2,951	5,071,972
American Eagle Outfitters	10,990	232,109
American Public Education *	2,900	85,811
Aramark	8,523	280,833
AutoZone *	226	191,499
BBX Capital, Cl A	5,704	35,194

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Beazer Homes USA *	5,900	$73,927
BJ’s Restaurants	2,300	114,609
Bloomin’ Brands	5,000	92,150
Boot Barn Holdings *	1,300	30,459
BorgWarner	10,800	441,720
Boyd Gaming	4,000	109,280
Brinker International	1,400	56,728
Callaway Golf	2,600	42,354
Canada Goose Holdings *	4,587	236,047
Career Education *	1,900	24,529
Carriage Services, Cl A	5,971	116,136
Carrols Restaurant Group *	20,187	174,214
Century Casinos *	17,998	138,045
Cheesecake Factory	1,735	77,867
Citi Trends	5,293	108,454
Columbia Sportswear	400	35,676
Container Store Group *	10,900	78,044
Cooper Tire & Rubber	9,000	316,800
Core-Mark Holding	2,300	64,124
Crocs *	1,100	31,592
CSS Industries	2,400	20,952
Dana	4,300	75,766
Deckers Outdoor *	1,100	141,295
Delta Apparel *	6,500	153,075
Dollar General	1,600	184,688
Dollar Tree *	689	66,716
Domino’s Pizza	3,158	896,019
Eldorado Resorts *	5,451	254,125
Etsy *	515	28,145
Expedia Group	2,795	333,304
Express *	13,800	73,140
Fiat Chrysler Automobiles	95,150	1,637,532
Flexsteel Industries	2,100	52,437
Fossil Group *	2,790	47,318
Gaia, Cl A *	11,789	138,639
Garrett Motion *	522	8,336
General Motors	15,300	597,006
Genesco *	3,500	158,130
Gentex	6,000	127,080
Genuine Parts	2,495	249,051
G-III Apparel Group *	5,558	193,807
Goodyear Tire & Rubber	22,600	478,894
Groupon, Cl A *	9,100	34,307
Hasbro	1,305	118,181
Haverty Furniture	7,400	150,738
Hilton Grand Vacations *	5,335	161,864
Home Depot	5,672	1,040,982
Houghton Mifflin Harcourt *	30,796	322,434
J Alexander’s Holdings *	3,600	30,960

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Johnson Outdoors, Cl A	1,100	$68,915
K12 *	2,000	63,020
KB Home	3,500	74,935
Kohl’s	7,400	508,306
La-Z-Boy, Cl Z	3,200	94,784
Lear	1,000	153,930
LGI Homes *	2,479	147,005
LKQ *	19,500	511,290
Lowe’s	3,558	342,137
M/I Homes *	2,800	74,172
MakeMyTrip *	776	20,657
Malibu Boats, Cl A *	600	24,330
MarineMax *	3,600	64,008
MasterCraft Boat Holdings *	11,122	242,793
Mattel *	44,000	520,960
McDonald’s	7,911	1,414,328
Modine Manufacturing *	5,200	76,076
Mohawk Industries *	2,836	365,248
Monro	2,014	144,323
Movado Group	600	19,170
Murphy USA *	1,652	121,505
NIKE, Cl B	6,194	507,165
Office Depot	165,000	486,750
O’Reilly Automotive *	713	245,743
Penn National Gaming *	2,600	63,024
Penske Automotive Group	3,584	168,018
PetMed Express	6,200	146,816
PVH	2,743	299,289
RCI Hospitality Holdings	4,700	104,857
Red Lion Hotels *	16,440	152,070
Red Robin Gourmet Burgers *	400	12,792
RH *	100	13,587
Rocky Brands	4,500	120,645
Ross Stores	2,720	250,566
RumbleON, Cl B *	19,640	125,892
Ruth’s Hospitality Group	6,458	149,180
ServiceMaster Global Holdings *	9,269	361,398
Shoe Carnival	2,600	95,888
Shutterfly *	400	18,384
Shutterstock	700	28,007
Sonic Automotive, Cl A	4,400	67,320
Stamps.com *	380	70,710
Starbucks	4,300	293,002
Stoneridge *	2,600	67,886
Tailored Brands	7,200	90,936
Target	3,800	277,400
Taylor Morrison Home, Cl A *	900	17,010
Tenneco, Cl A	740	25,663

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
TJX	18,640	$926,967
TopBuild *	4,116	217,366
Tower International	9,659	280,980
Turtle Beach *	4,768	70,996
Unique Fabricating	13,500	74,048
Vail Resorts	1,051	197,861
Weight Watchers International *	1,500	48,000
Whirlpool	3,900	518,739
William Lyon Homes, Cl A *	5,900	78,234
Williams-Sonoma	1,610	87,632
Winnebago Industries	2,200	62,920
Wolverine World Wide	5,281	181,191
Yum China Holdings	457	16,658
Yum! Brands	3,157	296,695
ZAGG *	11,800	132,396
Zumiez *	1,000	25,410

		28,870,479

Consumer Staples — 2.3%
Altria Group	14,296	705,508
B&G Foods	5,034	134,206
Bunge	7,000	385,490
Cal-Maine Foods	600	25,308
Church & Dwight	3,796	245,259
Clorox	2,323	344,687
Coca-Cola	5,467	263,127
Colgate-Palmolive	8,900	575,652
Estee Lauder, Cl A	1,276	174,072
Hormel Foods	14,488	613,132
Hostess Brands, Cl A *	6,611	75,960
Ingles Markets, Cl A	3,298	94,125
John B Sanfilippo & Son	2,382	162,572
Kellogg	5,200	306,852
Kimberly-Clark	3,465	385,932
Mannatech	3,300	62,766
McCormick	3,133	387,364
Medifast	230	29,265
Molson Coors Brewing, Cl B	8,500	566,185
Monster Beverage *	15,117	865,297
National Beverage	100	8,384
Natural Health Trends	2,059	33,747
PepsiCo	6,868	773,817
Performance Food Group *	3,200	109,312
Primo Water *	10,856	141,454
Procter & Gamble	12,110	1,168,252
SpartanNash	6,000	124,500
Sysco	4,300	274,555
TreeHouse Foods *	7,619	444,645
USANA Health Sciences *	700	81,970

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Village Super Market, Cl A	3,400	$91,426
Walgreens Boots Alliance	20,355	1,470,852
Walmart	7,365	705,788
Weis Markets	1,400	67,928

		11,899,389

Energy — 2.5%
Apache	29,865	980,169
Apergy *	8,367	281,299
Bonanza Creek Energy *	4,900	112,945
C&J Energy Services *	3,897	62,625
Callon Petroleum *	27,587	224,558
Carrizo Oil & Gas *	7,900	97,012
Chevron	11,424	1,309,762
Concho Resources *	973	116,604
CONSOL Energy *	2,700	95,931
Continental Resources *	5,381	248,441
Delek US Holdings	1,800	58,518
Diamondback Energy	3,432	353,908
EOG Resources	8,200	813,440
Evolution Petroleum	17,489	130,643
ExxonMobil	18,943	1,388,143
Golar LNG	1,200	26,724
Jagged Peak Energy *	15,098	158,982
Keane Group *	1,200	12,096
Laredo Petroleum *	6,200	23,560
Lonestar Resources US, Cl A *	23,863	119,315
Mammoth Energy Services	5,210	115,297
Marathon Petroleum	10,800	715,608
McDermott International *	63,248	557,847
Midstates Petroleum *	7,000	67,760
Murphy Oil	2,915	79,725
NACCO Industries, Cl A	1,400	47,712
Occidental Petroleum	5,407	361,079
Pacific Ethanol *	11,600	14,848
Parsley Energy, Cl A *	13,270	246,557
PDC Energy *	2,277	74,162
Peabody Energy	11,871	423,795
Penn Virginia *	2,592	135,976
Phillips 66	7,900	753,739
Renewable Energy Group *	6,500	187,850
Ring Energy *	37,876	222,711
Schlumberger	10,461	462,481
SilverBow Resources *	4,000	97,240
TechnipFMC	17,000	390,320
Unit *	3,600	57,456
Valero Energy	14,737	1,294,203
W&T Offshore *	21,400	107,856

		13,028,897

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials — 6.3%
1st Constitution Bancorp	5,100	$99,042
Aflac	3,827	182,548
AGNC Investment ‡	9,799	175,500
Alleghany	157	99,155
Ambac Financial Group *	5,800	109,736
American Express	2,800	287,560
American International Group	19,705	851,847
American National Bankshares	2,900	94,772
Ameriprise Financial	4,500	569,700
Annaly Capital Management ‡	14,548	151,881
Apollo Commercial Real Estate Finance ‡	3,800	69,160
Ares Commercial Real Estate ‡	10,900	156,960
ARMOUR Residential ‡	3,200	67,264
Associated Banc-Corp	19,125	414,056
Atlantic Capital Bancshares *	10,071	182,084
Axis Capital Holdings	4,200	224,910
BancorpSouth Bank	11,850	345,783
Bank of America	62,170	1,769,980
Bank of Commerce Holdings	10,100	107,969
Bank of NT Butterfield & Son	800	28,040
BankUnited	9,705	328,126
Banner	3,111	169,674
Bar Harbor Bankshares	6,100	145,973
BB&T	4,900	239,120
Berkshire Hathaway, Cl B *	4,253	874,162
Berkshire Hills Bancorp	6,100	166,225
C&F Financial	2,000	99,960
Cadence BanCorp, Cl A	13,740	257,625
Camden National	1,700	68,884
Cannae Holdings *	8,209	158,762
Capital One Financial	13,307	1,072,411
Cathay General Bancorp	400	14,848
CenterState Bank	14,198	352,110
Central Pacific Financial	6,900	197,547
Charles Schwab	13,053	610,489
Chemical Financial	2,402	106,793
Chimera Investment ‡	6,925	131,783
Chubb	1,123	149,415
Cincinnati Financial	5,300	429,936
Citigroup	48,606	3,133,143
CME Group, Cl A	1,500	273,420
CNB Financial	6,400	161,728
CNO Financial Group	4,527	80,943
Cowen, Cl A *	5,200	84,084
Crawford, Cl B	11,100	107,115
Customers Bancorp *	2,800	55,076

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Diamond Hill Investment Group	400	$62,000
Dime Community Bancshares	4,600	90,712
Dynex Capital ‡	21,100	127,022
Eagle Bancorp *	4,603	252,613
Enterprise Financial Services	3,787	167,120
Essent Group *	4,000	159,000
Everest Re Group	1,089	238,545
Farmers National Banc	6,600	85,602
Federal Agricultural Mortgage, Cl C	2,300	162,725
FedNat Holding	3,200	57,952
Fidelity National Financial	3,028	109,492
Fifth Third Bancorp	14,200	380,844
Financial Institutions	5,900	158,238
First Bancorp	4,100	106,067
First BanCorp	3,700	39,405
First Busey	2,600	64,376
First Business Financial Services	5,400	111,456
First Commonwealth Financial	5,100	69,360
First Defiance Financial	6,100	171,898
First Financial	3,400	140,998
First Internet Bancorp	4,127	82,540
First Interstate BancSystem, Cl A	4,314	167,901
Flushing Financial	4,100	90,938
FNB	22,204	258,677
Franklin Financial Network	5,265	167,795
FS Bancorp	1,400	67,970
GAIN Capital Holdings	12,900	83,463
Goldman Sachs Group	1,731	342,755
Great Southern Bancorp	200	10,668
Hancock Whitney	7,897	324,409
Hanmi Financial	10,200	223,686
Hanover Insurance Group	3,581	408,377
Heartland Financial USA	198	8,981
Heritage Commerce	13,157	174,593
Heritage Insurance Holdings	26,124	379,320
Horizon Bancorp	4,000	64,560
Horizon Technology Finance, Cl C	5,700	68,058
IBERIABANK	3,402	251,374
Independent Bank	5,700	126,312
Independent Bank Group	1,230	64,895
Intercontinental Exchange	2,900	222,604
Investors Bancorp	2,200	26,708
JPMorgan Chase	6,140	635,490
KeyCorp	25,328	417,152

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Lakeland Bancorp	7,035	$110,098
LCNB	4,700	77,550
LegacyTexas Financial Group	5,262	209,638
Lincoln National	7,100	415,279
M&T Bank	1,000	164,540
Macatawa Bank	2,622	25,591
Marsh & McLennan	3,200	282,208
Mercantile Bank	2,000	66,400
Meta Financial Group	6,650	156,608
MidWestOne Financial Group	6,400	177,344
Mortgage Investment Trust ‡	7,500	135,150
Nasdaq	5,412	476,472
National Commerce *	3,413	138,960
National Western Life Group, Cl A	400	121,320
Navient	10,100	115,140
New Mountain Finance	10,300	144,612
New Residential Investment ‡	7,834	133,021
New York Mortgage Trust ‡	23,700	148,836
Newtek Business Services	5,000	96,450
Northeast Bancorp	5,000	98,600
Northern Trust	6,200	548,452
Northrim BanCorp	3,500	115,955
OneMain Holdings, Cl A *	5,820	173,960
Pacific Premier Bancorp	5,445	161,989
Parke Bancorp	4,299	84,346
PennantPark Investment	17,000	122,060
Peoples Bancorp	3,000	96,000
People’s Utah Bancorp	5,077	149,264
Pinnacle Financial Partners	3,068	164,966
PNC Financial Services Group	2,200	269,874
Preferred Bank	7,375	343,380
Premier Financial Bancorp	5,400	77,058
Primerica	2,656	298,455
Radian Group	6,900	132,756
Raymond James Financial	5,400	434,700
Republic Bancorp, Cl A	1,900	79,211
S&P Global	3,558	681,891
S&T Bancorp	1,700	65,314
Selective Insurance Group	3,465	211,088
Shore Bancshares	7,600	113,240
Sierra Bancorp	2,500	66,500
Signature Bank	1,402	178,489
Simmons First National, Cl A	2,973	73,552
Southern National Bancorp of Virginia	10,000	150,800
Stifel Financial	2,742	131,260
Summit Financial Group	3,300	77,649
SVB Financial Group *	2,498	582,983

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
TCG BDC	2,000	$29,880
Third Point Reinsurance *	10,200	107,202
THL Credit	17,800	122,998
Timberland Bancorp	1,794	50,447
Torchmark	2,000	167,520
Triumph Bancorp *	10,297	313,647
Umpqua Holdings	8,402	148,547
Union Bankshares	7,737	244,180
United Community Financial	13,300	126,084
United Financial Bancorp	4,300	63,683
Universal Insurance Holdings	2,500	94,300
US Bancorp	6,115	312,843
Veritex Holdings	6,306	166,857
Victory Capital Holdings, Cl A *	2,200	23,980
West Bancorporation	3,400	73,236
Willis Towers Watson	4,301	700,160
Wintrust Financial	1,910	135,877
WR Berkley	2,000	153,780

		34,796,180

Health Care — 6.1%
AbbVie	3,007	241,432
Abeona Therapeutics *	4,577	31,078
Accuray *	2,595	11,418
Achillion Pharmaceuticals *	12,400	27,156
Acorda Therapeutics *	3,446	57,307
Addus HomeCare *	2,646	159,157
Adverum Biotechnologies *	8,063	25,640
Aerie Pharmaceuticals *	137	6,442
Akebia Therapeutics *	8,707	47,976
Albireo Pharma *	1,585	41,210
Aldeyra Therapeutics *	1,600	14,096
Allena Pharmaceuticals *	1,347	9,442
Allergan	4,875	701,902
Allscripts Healthcare Solutions *	6,900	81,351
AMAG Pharmaceuticals *	1,700	27,829
Amedisys *	700	91,812
Amgen	3,200	598,752
Amicus Therapeutics *	1,700	20,468
AngioDynamics *	1,100	23,210
ANI Pharmaceuticals *	5,378	289,014
Antares Pharma *	36,735	110,940
Anthem	455	137,865
Apellis Pharmaceuticals *	800	11,200
Arena Pharmaceuticals *	1,300	59,761
Array BioPharma *	2,400	44,808
Arrowhead Pharmaceuticals *	6,817	96,256
Assembly Biosciences *	4,299	97,931

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Assertio Therapeutics *	2,000	$8,920
Audentes Therapeutics *	2,514	62,347
AxoGen *	9,496	156,684
Becton Dickinson	1,758	438,551
BioCryst Pharmaceuticals *	11,331	98,353
Biohaven Pharmaceutical Holding *	2,594	98,805
BioLife Solutions *	481	7,009
Bio-Rad Laboratories, Cl A *	1,994	498,241
BioSpecifics Technologies *	2,463	160,046
BioTelemetry *	4,032	289,578
Blueprint Medicines *	625	45,056
Bristol-Myers Squibb	8,939	441,318
Calithera Biosciences *	6,418	28,624
Cara Therapeutics *	4,295	65,499
Cardiovascular Systems *	1,800	56,034
CareDx *	318	8,914
Catasys *	7,353	82,207
Celgene *	6,005	531,202
Centene *	1,640	214,135
Cerus *	9,100	54,236
Champions Oncology *	11,986	146,589
Chimerix *	12,192	28,407
Cigna	2,039	407,413
Clovis Oncology *	1,700	43,112
Codexis *	6,464	121,652
Concert Pharmaceuticals *	2,309	32,672
CONMED	400	28,140
Cooper Companies	1,220	340,087
Corbus Pharmaceuticals Holdings *	6,654	50,304
CryoLife *	7,205	201,092
CryoPort *	17,199	180,417
CVS Health	1,088	71,318
Cymabay Therapeutics *	6,930	60,291
Cytokinetics *	2,100	14,763
CytomX Therapeutics *	6,362	108,027
CytoSorbents *	16,346	122,431
Danaher	3,089	342,632
Dermira *	1,500	9,900
Dicerna Pharmaceuticals *	1,469	15,145
Eagle Pharmaceuticals *	1,400	59,164
Editas Medicine *	1,800	39,114
Edwards Lifesciences *	1,607	273,865
Eli Lilly	3,763	451,033
Emergent BioSolutions *	5,975	372,780
Ensign Group	1,400	60,998
FibroGen *	2,100	119,175
Flexion Therapeutics *	5,042	74,067

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Fluidigm *	13,628	$117,882
FONAR *	7,598	167,916
Genomic Health *	1,200	90,972
Gilead Sciences	6,900	483,069
Global Blood Therapeutics *	1,100	52,701
Global Cord Blood	4,000	25,120
Globus Medical, Cl A *	1,700	76,585
GlycoMimetics *	4,751	53,211
Haemonetics *	1,900	187,929
Halozyme Therapeutics *	500	8,090
HCA Healthcare	6,843	954,119
HealthStream	2,600	65,416
Henry Schein *	4,760	369,852
Heron Therapeutics *	957	25,743
Heska *	2,250	221,850
HMS Holdings *	2,700	80,973
ICU Medical *	130	32,344
Illumina *	1,469	411,012
ImmunoGen *	9,100	47,775
Incyte *	14,251	1,148,488
Innoviva *	11,600	198,360
Inogen *	100	15,121
Inovio Pharmaceuticals *	4,000	20,040
Integer Holdings *	1,900	153,881
Intellia Therapeutics *	4,787	67,688
Intercept Pharmaceuticals *	100	12,068
Intersect ENT *	5,012	148,706
Intra-Cellular Therapies, Cl A *	3,800	45,752
IntriCon *	6,934	179,729
Intuitive Surgical *	2,176	1,139,441
Invitae *	4,400	61,952
Iovance Biotherapeutics *	7,592	69,467
Johnson & Johnson	6,300	838,404
Jounce Therapeutics *	6,751	28,287
KalVista Pharmaceuticals *	1,800	33,642
Karyopharm Therapeutics *	7,724	65,422
Kindred Biosciences *	13,949	137,398
Kura Oncology *	3,887	61,803
Lannett *	11,300	84,298
Lantheus Holdings *	8,900	149,698
LeMaitre Vascular	3,104	73,999
Ligand Pharmaceuticals *	130	15,353
Luminex	1,100	30,679
MacroGenics *	8,449	99,107
Masimo *	700	87,073
Medidata Solutions *	200	14,192
Medpace Holdings *	4,143	266,809
Medtronic	4,676	413,312
Merck	15,127	1,125,903

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Minerva Neurosciences *	4,664	$30,689
Momenta Pharmaceuticals *	3,145	37,300
MyoKardia *	500	20,690
NanoString Technologies *	1,730	38,475
NeoGenomics *	22,126	367,734
NuVasive *	2,912	146,008
Nuvectra *	2,955	41,370
Ocular Therapeutix *	4,800	18,144
Ophthotech *	10,400	13,104
Orthofix Medical *	1,300	70,343
OrthoPediatrics *	5,941	215,480
Otonomy *	12,600	25,578
Owens & Minor	6,600	49,962
Patterson	22,257	496,109
Pfenex *	7,290	28,723
Pfizer	26,647	1,131,165
Progenics Pharmaceuticals *	40,404	178,990
PTC Therapeutics *	1,500	46,695
Puma Biotechnology *	745	20,771
Quanterix *	8,693	183,075
Quest Diagnostics	5,100	445,485
Quidel *	400	23,212
Ra Pharmaceuticals *	900	18,477
RadNet *	12,191	166,407
Reata Pharmaceuticals, Cl A *	500	39,885
Regeneron Pharmaceuticals *	2,548	1,093,780
REGENXBIO *	994	43,696
Revance Therapeutics *	4,612	79,649
Rigel Pharmaceuticals *	20,188	43,606
Sangamo Therapeutics *	9,974	116,596
Select Medical Holdings *	5,200	81,224
Senseonics Holdings *	44,167	110,859
Sientra *	12,327	137,076
STAAR Surgical *	400	14,292
Stemline Therapeutics *	4,129	45,667
STERIS	1,727	196,982
Supernus Pharmaceuticals *	800	30,504
Surmodics *	5,710	327,012
Syneos Health, Cl A *	3,968	202,527
T2 Biosystems *	21,614	75,649
Tabula Rasa HealthCare *	4,895	295,071
Tactile Systems Technology *	5,585	371,849
Tandem Diabetes Care *	200	8,696
Tenet Healthcare *	2,600	57,174
Thermo Fisher Scientific	820	201,449
Tivity Health *	5,600	124,656
Ultragenyx Pharmaceutical *	1,415	69,788
UnitedHealth Group	9,866	2,665,793
Vanda Pharmaceuticals *	6,139	166,551

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Varex Imaging *	8,500	$242,165
Varian Medical Systems *	2,100	277,263
Veracyte *	12,791	232,668
Verastem *	20,517	67,296
Vericel *	6,803	117,012
Viking Therapeutics *	6,994	57,071
Vocera Communications *	8,493	346,684
Voyager Therapeutics *	3,393	35,593
WaVe Life Sciences *	1,746	65,039
WellCare Health Plans *	40	11,059
Xencor *	2,000	72,200

		32,382,498

Industrials — 4.6%
ACCO Brands	17,300	152,759
AGCO	5,700	365,940
Alaska Air Group	3,006	192,234
Allied Motion Technologies	4,454	187,780
AMETEK	9,272	675,929
Applied Industrial Technologies	600	35,406
ARC Document Solutions *	25,300	61,479
ArcBest	1,966	73,961
Arconic	4,500	84,690
ASGN *	2,549	160,562
Atkore International Group *	19,121	443,416
Atlas Air Worldwide Holdings *	6,171	328,421
Avis Budget Group *	600	15,984
Barnes Group	100	5,908
Barrett Business Services	1,800	112,770
Boeing	3,396	1,309,565
CAI International *	5,100	126,582
Carlisle	5,939	639,808
CBIZ *	14,200	278,320
CH Robinson Worldwide	3,709	321,830
Columbus McKinnon	8,016	290,179
Comfort Systems USA	1,900	91,143
CRA International	5,392	225,062
CSW Industrials *	400	20,660
CSX	9,698	637,158
Cummins	3,500	514,885
Curtiss-Wright	400	45,408
Daseke *	16,051	66,933
DMC Global	8,668	299,219
Donaldson	5,600	264,768
Dover	7,936	697,019
Ducommun *	5,448	214,488
Echo Global Logistics *	700	16,632
EMCOR Group	3,852	251,266

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
EnerSys	1,200	$102,312
EnPro Industries	200	13,210
Equifax	1,700	181,934
Expeditors International of Washington	3,900	270,270
Federal Signal	2,000	43,960
FedEx	2,500	443,925
Fortive	2,250	168,727
Generac Holdings *	800	42,344
General Dynamics	2,400	410,808
General Electric	53,955	548,183
Gibraltar Industries *	2,584	92,120
Global Brass & Copper Holdings	5,210	157,550
GMS *	5,200	98,436
Harsco *	1,500	31,950
Hawaiian Holdings	6,000	192,120
Heartland Express	9,425	188,594
Heidrick & Struggles International	3,900	128,895
Heritage-Crystal Clean *	400	10,240
Herman Miller	1,100	37,653
Hillenbrand	1,700	72,080
HNI	600	23,322
Honeywell International	3,027	434,768
Hub Group, Cl A *	700	31,157
Hurco	1,867	71,599
ICF International	200	13,184
IHS Markit *	7,357	381,975
Insperity	1,100	117,348
Interface, Cl A	4,200	68,922
Kadant	3,035	258,886
Kelly Services, Cl A	6,400	143,360
Kforce	4,400	144,364
Knoll	8,500	171,360
Korn	3,400	155,040
Lockheed Martin	2,482	719,011
LSI Industries	3,300	10,791
Manitex International *	16,753	117,439
ManpowerGroup	3,900	308,217
Masonite International *	400	22,880
Matson	2,200	73,722
McGrath RentCorp	1,400	70,560
Meritor *	11,000	227,480
Milacron Holdings *	8,300	115,038
Miller Industries	2,300	69,115
Mistras Group *	900	13,239
MYR Group *	4,632	141,137
NCI Building Systems *	14,300	116,688
Northrop Grumman	1,600	440,880

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
NV5 Global *	4,872	$344,791
Owens Corning	8,000	419,120
Park-Ohio Holdings	2,900	94,192
Patrick Industries *	200	7,980
Quad	8,900	120,239
Quanta Services	5,070	179,174
Raytheon	1,222	201,337
Resideo Technologies *	2,200	48,246
Roper Technologies	433	122,652
SkyWest	4,438	226,116
SP Plus *	500	16,550
SPX FLOW *	10,853	355,653
Stanley Black & Decker	1,900	240,236
Stericycle *	9,100	401,128
Sterling Construction *	15,633	206,981
Teledyne Technologies *	1,259	282,293
Tetra Tech	800	44,152
Timken	1,750	74,533
TriNet Group *	7,270	331,948
TrueBlue *	2,800	68,292
Union Pacific	2,084	331,502
United Continental Holdings *	6,700	584,709
United Technologies	5,564	656,941
Univar *	1,212	25,246
Universal Logistics Holdings	7,700	156,926
USA Truck *	10,321	184,333
Vectrus *	8,627	217,314
Verisk Analytics, Cl A	3,000	352,230
Wabash National	5,800	80,852
Wabtec	2,200	152,152
Waste Management	1,400	133,938
Watsco	1,068	157,509
Werner Enterprises	15,500	510,260
Wesco Aircraft Holdings *	10,021	87,584
Xylem	5,711	406,966

		24,729,032

Information Technology — 8.2%
Adesto Technologies *	20,805	102,569
Adobe *	2,733	677,292
Akamai Technologies *	5,550	361,305
Altair Engineering, Cl A *	1,000	32,380
Amber Road *	19,273	167,868
Amphenol, Cl A	3,000	263,760
Apple	21,458	3,571,470
Applied Materials	16,200	633,096
Arrow Electronics *	1,822	138,381
Asure Software *	12,204	64,803
Atlassian, Cl A *	16,384	1,612,186
Automatic Data Processing	1,930	269,891

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Avaya Holdings *	3,500	$59,185
AVX	10,556	187,369
Axcelis Technologies *	3,600	74,988
AXT *	21,582	88,702
Bel Fuse, Cl B	4,800	110,784
Belden	1,314	70,444
Benchmark Electronics	3,900	99,138
Black Knight *	4,023	197,891
Bottomline Technologies de *	500	25,825
Box, Cl A *	1,300	27,196
Brightcove *	15,395	123,468
Cabot Microelectronics	268	27,306
CACI International, Cl A *	1,139	190,418
Carbonite *	6,983	199,993
Cisco Systems	25,047	1,184,473
Cision *	3,400	42,160
ClearOne	5,600	10,192
Cloudera *	3,900	52,650
Coherent *	2,197	259,685
CommVault Systems *	7,317	483,434
Cornerstone OnDemand *	2,500	143,350
Corning	15,800	525,508
Cree *	6,100	307,623
CSG Systems International	700	25,333
CyberArk Software *	2,385	209,308
Cypress Semiconductor	15,826	219,507
Data I *	2,150	12,631
Diodes *	1,400	47,082
DXC Technology	1,640	105,157
Ebix	700	39,984
EchoStar, Cl A *	25,325	1,037,818
eGain *	21,131	151,298
Endurance International Group Holdings *	8,600	69,660
EVERTEC	3,700	102,379
Evolving Systems *	16,100	20,930
Extreme Networks *	10,300	77,868
Fair Isaac *	100	22,520
Fidelity National Information Services	3,100	324,043
Finisar *	4,511	102,761
Finjan Holdings *	13,500	37,935
Fiserv *	2,261	187,505
FLIR Systems	11,030	539,146
ForeScout Technologies *	800	24,400
FormFactor *	10,499	157,695
Fusion Connect *	15,243	30,486
Hackett Group	13,709	246,625
HP	13,394	295,070

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
HubSpot *	500	$79,155
Ichor Holdings *	5,828	119,882
Immersion *	8,000	75,920
Insight Enterprises *	1,500	68,880
Intel	13,300	626,696
InterDigital	400	29,124
International Business Machines	2,500	336,050
inTEST *	13,300	97,888
j2 Global	2,500	187,900
Jabil	16,200	431,730
Juniper Networks	38,100	988,314
KEMET	6,200	109,864
Key Tronic *	8,000	58,000
Kimball Electronics *	4,100	66,297
KLA-Tencor	2,005	213,673
Kulicke & Soffa Industries	10,700	241,071
Lam Research	3,800	644,404
LogMeIn	600	55,812
Lumentum Holdings *	1,500	73,365
Luxoft Holding, Cl A *	700	40,621
Mastercard, Cl A	12,586	2,657,282
MAXIMUS	3,884	272,385
Mesa Laboratories	875	198,214
Methode Electronics	2,100	54,075
Microchip Technology	6,572	528,192
Micron Technology *	5,236	200,120
Microsoft	23,836	2,489,193
MicroStrategy, Cl A *	900	114,201
MKS Instruments	1,467	119,751
Model N *	10,596	153,748
MoneyGram International *	22,200	47,286
Monotype Imaging Holdings	1,600	26,560
Motorola Solutions	2,428	283,857
Nanometrics *	4,900	149,891
NCR *	12,500	334,375
NetSol Technologies *	3,800	25,498
New Relic *	900	91,485
Nuance Communications *	26,000	412,620
NVIDIA	9,870	1,418,812
ON Semiconductor *	22,800	456,912
Oracle	4,265	214,231
Paychex	4,831	342,035
Paylocity Holding *	1,400	99,442
PC Connection	2,100	69,573
PCM *	4,600	98,210
Perficient *	400	10,204
Perspecta	1,312	26,306
Photronics *	6,977	74,584

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Plantronics	700	$27,153
Plexus *	1,488	83,507
Progress Software	7,235	262,124
PTC *	4,769	404,364
QAD, Cl A	4,375	184,450
QUALCOMM	4,021	199,120
Qualys *	400	34,612
Rudolph Technologies *	3,100	67,332
SailPoint Technologies Holding *	1,600	45,680
salesforce.com *	9,925	1,508,302
ScanSource *	1,800	68,958
Science Applications International	2,157	144,821
ShotSpotter *	3,665	176,506
Spok Holdings	1,000	13,840
SPS Commerce *	900	79,794
SYNNEX	1,854	179,393
Tech Data *	2,237	213,924
Teradata *	10,000	443,800
Total System Services	9,731	871,995
Ultimate Software Group *	1,882	513,918
Ultra Clean Holdings *	5,700	67,602
Unisys *	12,288	160,727
Universal Display	7,149	742,281
Upland Software *	6,737	210,464
USA Technologies *	31,774	187,784
Varonis Systems *	1,200	70,896
Verint Systems *	5,658	273,677
VeriSign *	1,393	235,793
Virtusa *	600	29,112
Visa, Cl A	13,520	1,825,335
Vishay Precision Group *	2,800	93,604
Wayside Technology Group	5,374	56,427
Worldpay, Cl A *	3,371	281,411
Zendesk *	400	27,012
Zix *	36,083	256,911

		42,030,241

Materials — 2.1%
Advanced Emissions Solutions	11,200	126,896
AdvanSix *	6,700	211,988
Air Products & Chemicals	1,818	298,861
American Vanguard	8,546	149,726
Avery Dennison	1,600	167,120
Balchem	1,061	88,084
Ball	1,810	94,627
Boise Cascade	1,300	35,711
CF Industries Holdings	18,766	819,136

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Clearwater Paper *	1,600	$53,952
Crown Holdings *	2,000	102,000
Eastman Chemical	2,600	209,612
Ecolab	2,184	345,443
Ferro *	9,607	160,149
FMC	1,700	135,660
Friedman Industries	11,600	89,436
HB Fuller	917	45,291
Huntsman	27,200	597,584
International Flavors & Fragrances	73	10,350
International Paper	2,700	128,061
Kaiser Aluminum	1,330	133,492
Koppers Holdings *	7,170	163,404
Kraton *	6,400	180,480
Linde	2,932	477,945
Louisiana-Pacific	5,407	131,823
Martin Marietta Materials	1,100	194,348
Materion	4,188	196,543
Minerals Technologies	400	23,428
Myers Industries	1,700	27,642
Newmont Mining	1,944	66,310
Olin	1,200	28,332
OMNOVA Solutions *	7,700	68,607
Packaging Corp of America	1,500	141,480
PolyOne	600	19,422
PPG Industries	2,694	284,055
Rayonier Advanced Materials	8,100	117,288
Resolute Forest Products	6,900	53,820
RPM International	14,260	815,102
Schnitzer Steel Industries, Cl A	6,100	147,620
Sensient Technologies	2,400	150,672
Sherwin-Williams	3,194	1,346,335
Steel Dynamics	3,646	133,407
Stepan	700	61,551
TimkenSteel *	5,739	73,057
Trinseo	1,800	88,290
Tronox, Cl A	3,100	27,156
Universal Stainless & Alloy Products *	5,957	106,809
US Concrete *	3,284	116,911
Venator Materials *	7,700	35,805
Verso *	18,426	454,569
Vulcan Materials	4,931	501,236
WR Grace	7,190	510,562

		10,747,188

Real Estate — 2.1%
Acadia Realty Trust ‡	8,296	238,344

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
American Tower, Cl A ‡	3,700	$639,508
Ashford Hospitality Trust ‡	14,400	71,280
AvalonBay Communities ‡	1,739	335,488
Boston Properties ‡	3,309	436,358
Braemar Hotels & Resorts ‡	6,500	72,280
Brookfield Property, Cl A ‡	11,317	205,969
Camden Property Trust ‡	2,823	273,690
City Office ‡	7,900	91,324
Consolidated-Tomoka Land	230	14,046
Cousins Properties ‡	44,415	393,073
Crown Castle International ‡	3,821	447,286
Equinix ‡	2,152	847,888
Equity Commonwealth ‡	15,979	517,080
Equity Residential ‡	5,785	419,760
Franklin Street Properties ‡	9,800	72,716
Gladstone Commercial ‡	4,900	97,755
Global Medical REIT ‡	6,800	65,212
Global Net Lease ‡	6,500	126,035
Independence Realty Trust ‡	22,201	232,000
Iron Mountain ‡	7,105	264,306
Jernigan Capital ‡	13,686	296,712
Kite Realty Group Trust ‡	8,100	134,703
Monmouth Real Estate Investment ‡	800	10,992
National Storage Affiliates Trust ‡	6,641	193,253
NexPoint Residential Trust ‡	400	14,964
NorthStar Realty Europe ‡	6,278	105,408
Pebblebrook Hotel Trust ‡	6,157	197,332
PS Business Parks ‡	800	116,152
Public Storage ‡	1,400	297,528
QTS Realty Trust, Cl A ‡	7,742	326,016
Rexford Industrial Realty ‡	7,717	259,291
Ryman Hospitality Properties ‡	2,000	160,700
Sabra Health Care ‡	5,125	105,267
Saul Centers ‡	200	10,592
Simon Property Group ‡	2,746	500,102
Summit Hotel Properties ‡	6,200	69,254
Tier ‡	3,594	84,459
Ventas ‡	4,300	277,307
Welltower ‡	5,400	418,446
Xenia Hotels & Resorts ‡	2,200	41,294

		9,481,170

Utilities — 1.4%
Alliant Energy	3,028	134,655
Ameren	3,647	252,883
American Electric Power	3,937	311,495
American Water Works	4,189	400,761

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Utilities (continued)
AquaVenture Holdings *	10,692	$224,853
Atlantica Yield	6,100	109,739
Atmos Energy	4,317	421,469
Avista	3,612	151,162
Black Hills	9,545	648,010
CMS Energy	3,900	203,346
Consolidated Edison	3,400	264,010
Dominion Energy	9,579	672,829
DTE Energy	1,829	215,365
Duke Energy	5,011	439,866
Exelon	6,926	330,786
IDACORP	1,878	183,105
New Jersey Resources	2,197	106,555
NextEra Energy	700	125,286
NiSource	20,857	568,979
NorthWestern	1,991	127,245
Portland General Electric	5,862	283,252
South Jersey Industries	4,244	126,386
Southern	6,898	335,243
Spire	1,804	143,183
TerraForm Power, Cl A	8,025	95,337
WEC Energy Group	3,066	223,910
Xcel Energy	4,722	247,244

		7,346,954

		241,159,139

Total Common Stock (Cost $461,495,686)		522,986,558

PREFERRED STOCK — 0.5% (D)

BRAZIL — 0.4%
Banco do Estado do Rio Grande do Sul	65,600	422,681
Banco Inter	6,400	73,525
Bradespar	10,600	81,755
Centrais Eletricas Santa Catarina	1,800	27,144
Cia Brasileira de Distribuicao	4,200	112,025
Cia de Gas de Sao Paulo - COMGAS, Cl A	3,000	66,544
Cia Ferro Ligas da Bahia - FERBASA	12,800	80,930
Cia Paranaense de Energia	22,700	219,768
Gol Linhas Aereas Inteligentes*	19,600	133,684
Itausa - Investimentos Itau	24,817	91,859
Lojas Americanas	14,793	85,460
Marcopolo	109,196	122,154

PREFERRED STOCK (continued)

	Shares	Value

BRAZIL (continued)
Metalurgica Gerdau, Cl A	$89,318	$182,447
Petroleo Brasileiro	30,400	213,213
Telefonica Brasil	22,072	294,660

		2,207,849

CHILE — 0.0%
Embotelladora Andina, Cl B	32,387	125,340

COLOMBIA — 0.0%
Avianca Holdings	97,400	56,150

GERMANY — 0.1%
RWE	5,183	126,954
STO & KGaA	800	79,206

		206,160

SOUTH KOREA — 0.0%
CJ*(A)(B)	78	3,426
LG Chemical	358	65,155
LG Household & Health Care	106	72,404

		140,985

Total Preferred Stock (Cost $2,177,333)		2,736,484

RIGHTS* — 0.0%

	Number of Rights
Eva Airways	1	–

LOG Commercial Properties e Participacoes, Expires 02/08/19	725	–

Tritax Big Box, Expires 02/06/19	2,434	310

Total Rights (Cost $—)		310

WARRANTS* — 0.0%

	Number of Warrants
BTS Group Holdings, Expires 08/01/19 (A)(B)	1	–
Ezion Holdings, Expires 04/16/23 (A)(B)	102,720	–
Padaeng Industry, Expires 05/18/21 (A)(B)	52,366	–

Total Warrants

(Cost $—)		–

Total Investments— 100.6% (Cost $463,673,019)		$525,723,352

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Brown Brothers Harriman	02/07/19	USD	1,128,258	MYR	274,769	$(913)

LOOP CAPITAL	02/08/19- 02/08/19	USD	1,813,694	HKD	231,187	(20)

Brown Brothers Harriman	02/08/19	HKD	63,630	USD	499,201	8

State Street	02/15/19- 02/15/19	EUR	3,328,457	USD	2,907,000	2,818

State Street	02/15/19	USD	5,187,900	EUR	5,908,204	(36,868)

Brown Brothers Harriman	03/20/19	CHF	823,437	USD	809,000	(6,235)

Brown Brothers Harriman	03/20/19	USD	1,772,000	CHF	1,854,041	64,077

State Street	04/10/19	USD	1,134,800	GBP	1,453,352	(40,347)

Brown Brothers Harriman	04/30/19	USD	438,700	AUD	314,008	(5,281)

						$(22,762)

Percentages are based on net assets of $522,600,395.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2019, was $277,030 and represented 0.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered Master Limited Partnership. At January 31, 2019, these securities amounted to $1,348,808 or 0.3% of Net Assets.
(D)	There is currently no rate available.
(E)	Expiration date unavailable.

ADR — American Depositary Receipt
AUD — Australian Dollar
CHF — Swiss Franc
Cl — Class
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
LP — Limited Partnership
MYR — Malaysian Ringgit
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint Stock Company
USD — United States Dollar

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$376,181	$–	$–	$376,181
Australia	9,675,239	–	–	9,675,239
Austria	1,541,410	–	–	1,541,410
Bangladesh	67,898	–	–	67,898
Belgium	1,640,251	–	156,695	1,796,946
Bermuda	1,348,808	–	–	1,348,808
Brazil	7,606,059	–	–	7,606,059
Canada	14,319,417	–	–	14,319,417
Chile	880,558	–	–	880,558
China	23,645,598	77,417	–	23,723,015
Colombia	283,787	–	–	283,787
Denmark	4,751,016	–	–	4,751,016
Egypt	476,151	–	–	476,151
Finland	1,516,404	–	–	1,516,404
France	12,292,645	–	–	12,292,645
Germany	13,697,545	–	–	13,697,545
Greece	317,457	–	–	317,457
Hong Kong	14,694,067	–	26,570	14,720,637
Hungary	568,685	–	–	568,685
India	13,058,518	–	–	13,058,518
Indonesia	4,725,452	–	–	4,725,452
Ireland	3,279,386	–	–	3,279,386
Israel	2,310,701	–	–	2,310,701
Italy	5,216,563	–	–	5,216,563
Japan	22,845,313	–	–	22,845,313
Malaysia	2,657,466	–	–	2,657,466
Mexico	2,669,030	–	–	2,669,030
Netherlands	9,842,000	–	–	9,842,000
New Zealand	879,917	–	–	879,917
Norway	1,894,364	–	–	1,894,364
Pakistan	303,174	–	–	303,174
Panama	379,400	–	–	379,400
Peru	317,615	–	–	317,615
Philippines	2,150,999	–	–	2,150,999
Poland	2,395,578	–	–	2,395,578
Portugal	699,013	–	8	699,021
Puerto Rico	314,187	–	–	314,187
Russia	3,376,027	–	–	3,376,027
Singapore	2,880,548	–	–	2,880,548
South Africa	6,281,053	–	–	6,281,053
South Korea	14,906,452	–	90,331	14,996,783
Spain	4,959,676	–	–	4,959,676
Sweden	6,808,564	–	–	6,808,564
Switzerland	16,631,222	–	–	16,631,222
Taiwan	2,022,749	8,254,131	–	10,276,880
Thailand	4,195,248	–	–	4,195,248
Turkey	2,426,483	–	–	2,426,483
United Arab Emirates	112,139	–	–	112,139
United Kingdom	22,984,254	–	–	22,984,254
United States	241,159,139	–	–	241,159,139

Total Common Stock	514,381,406	8,331,548	273,604	522,986,558

Preferred Stock
Brazil	2,207,849	–	–	2,207,849
Chile	125,340	–	–	125,340
Colombia	56,150	–	–	56,150
Germany	206,160	–	–	206,160
South Korea	137,559	–	3,426	140,985

Total Preferred Stock	2,733,058	–	3,426	2,736,484

Rights	310	–	–	310
Warrants	–	–	–	–

Total Investments in Securities	$517,114,774	$8,331,548	$277,030	$525,723,352

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2019
(unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$66,903	$—	$66,903
Unrealized Depreciation	—	(89,665)	—	(89,665)

Total Other Financial Instruments	$—	$(22,762)	$—	$(22,762)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended January 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended January 31, 2019, securities with a total value of $ 8,331,548 transferred from Level 1 to Level 2. For the period ended January 31, 2019, there were transfers between Level 1 and Level 3 assets in the amount of $277,030 due to pricing restrictions implemented by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 29.4%

	Face Amount	Value

COMMUNICATION SERVICES — 2.1%
21st Century Fox America 3.700%, 10/15/25	$250,000	$254,783
AT&T 5.700%, 03/01/57	130,000	132,793
5.450%, 03/01/47	95,000	97,347
5.250%, 03/01/37	340,000	346,138
4.800%, 06/15/44	200,000	187,523
4.750%, 05/15/46	325,000	304,032
4.500%, 03/09/48	60,000	53,792
4.350%, 06/15/45	10,000	8,822
3.900%, 03/11/24	250,000	254,116
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	236,119
CBS 2.900%, 01/15/27	250,000	226,696
CCO Holdings 5.125%, 05/01/27(A)	37,000	35,750
Clear Channel International BV 8.750%, 12/15/20(A)	24,000	24,420
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	200,000	201,552
Comcast 4.700%, 10/15/48	305,000	318,517
3.150%, 02/15/28	350,000	335,461
CSC Holdings 8.625%, 02/15/19	100,000	100,125
Intelsat Jackson Holdings 9.750%, 07/15/25(A)	65,000	67,681
8.500%, 10/15/24(A)	44,000	44,453
5.500%, 08/01/23	10,000	9,100
Level 3 Financing 5.375%, 05/01/25	40,000	39,500
5.125%, 05/01/23	40,000	39,650
Myriad International Holdings BV 6.000%, 07/18/20(A)	355,000	365,252
4.850%, 07/06/27(A)	200,000	198,920
NBCUniversal Enterprise 5.250%, 03/29/49(A)	170,000	172,763
Ooredoo International Finance MTN 3.250%, 02/21/23(A)	200,000	195,212
Sprint 7.625%, 03/01/26	168,000	174,510
Sprint Capital 6.875%, 11/15/28	142,000	140,935
Sprint Spectrum 5.152%, 03/20/28(A)	250,000	251,795
3.360%, 09/20/21(A)	137,500	136,744
TEGNA 6.375%, 10/15/23	60,000	60,900
Telefonica Emisiones SAU 5.462%, 02/16/21	210,000	219,293

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES — 2.1% (continued)
Time Warner Cable 5.875%, 11/15/40	$200,000	$197,767
5.500%, 09/01/41	100,000	93,714
4.500%, 09/15/42	195,000	162,551
T-Mobile USA 4.500%, 02/01/26	30,000	29,250
0.000%, 01/15/24	45,000	–
0.000%, 03/01/25	45,000	–
0.000%, 01/15/26	30,000	–
Verizon Communications 5.250%, 03/16/37	430,000	462,198
4.500%, 08/10/33	185,000	188,077
4.329%, 09/21/28	105,000	108,629
4.272%, 01/15/36	250,000	243,331
3.125%, 03/16/22	150,000	150,264
Vodafone Group 4.375%, 05/30/28	125,000	124,476
Warner Media 3.600%, 07/15/25	250,000	246,356
Zayo Group 5.750%, 01/15/27(A)	33,000	31,884

		7,273,191

CONSUMER DISCRETIONARY — 2.4%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24(A)	88,000	85,140
Alimentation Couche-Tard 3.550%, 07/26/27(A)	165,000	157,021
Amazon.com 4.250%, 08/22/57	295,000	303,527
3.875%, 08/22/37	250,000	250,933
American Honda Finance MTN 1.700%, 09/09/21	1,000,000	966,860
Churchill Downs 4.750%, 01/15/28(A)	40,000	38,350
CSC Holdings 5.500%, 05/15/26(A)	200,000	198,000
Daimler Finance North America 2.000%, 07/06/21(A)	1,000,000	969,357
El Puerto de Liverpool 3.875%, 10/06/26(A)	390,000	364,162
Ford Motor Credit 8.125%, 01/15/20	225,000	233,867
5.750%, 02/01/21	445,000	452,346
5.596%, 01/07/22	458,000	464,073
3.677%, 10/12/21	180,000	172,044
3.470%, 04/05/21	200,000	194,503
3.336%, 03/18/21	200,000	194,271
2.375%, 03/12/19	500,000	499,663
2.343%, 11/02/20	130,000	125,550
GameStop 5.500%, 10/01/19(A)	210,000	209,475
General Motors 5.000%, 04/01/35	170,000	148,886
General Motors Financial 3.200%, 07/13/20	225,000	224,358
2.650%, 04/13/20	180,000	178,425

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.4% (continued)
Georgetown University 5.215%, 10/01/18	$50,000	$52,362
4.315%, 04/01/49	50,000	51,493
Home Depot 3.900%, 06/15/47	250,000	241,189
Hyundai Capital America MTN 3.000%, 10/30/20(A)	260,000	257,334
KFC Holding 5.000%, 06/01/24(A)	55,000	55,138
Lowe’s 4.050%, 05/03/47	250,000	224,655
SACI Falabella 3.750%, 04/30/23(A)	200,000	199,690
Whirlpool MTN 4.850%, 06/15/21	140,000	144,189

		7,656,861

CONSUMER STAPLES — 3.1%
Anheuser-Busch 4.900%, 02/01/46(A)	115,000	109,672
Anheuser-Busch InBev Finance 4.700%, 02/01/36	250,000	240,238
2.625%, 01/17/23	750,000	722,388
Anheuser-Busch InBev Worldwide 4.900%, 01/23/31	160,000	166,609
4.750%, 01/23/29	305,000	316,533
4.000%, 04/13/28	125,000	123,897
Archer-Daniels-Midland 2.500%, 08/11/26	250,000	233,969
Bacardi 5.300%, 05/15/48(A)	310,000	280,067
4.700%, 05/15/28(A)	65,000	63,048
Bausch Health 5.875%, 05/15/23(A)	34,000	33,278
5.500%, 11/01/25(A)	86,000	85,463
Bayer US Finance 2.375%, 10/08/19(A)	300,000	297,913
Bayer US Finance II 4.375%, 12/15/28(A)	250,000	245,247
Bunge Finance 3.250%, 08/15/26	250,000	220,449
Campbell Soup 3.300%, 03/15/21	190,000	189,657
Central Garden & Pet 6.125%, 11/15/23	14,000	14,315
5.125%, 02/01/28	67,000	62,478
Cielo 3.750%, 11/16/22(A)	250,000	240,938
CK Hutchison International 16 2.750%, 10/03/26(A)	200,000	185,417
Clorox 3.900%, 05/15/28	250,000	255,419
Conagra Brands 5.400%, 11/01/48	60,000	56,388

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES — 3.1% (continued)
Energizer Holdings 7.750%, 01/15/27(A)	$50,000	$51,518
ERAC USA Finance 2.700%, 11/01/23(A)	1,000,000	952,971
First Quality Finance 5.000%, 07/01/25(A)	78,000	75,270
Fresenius Medical Care US Finance II 5.625%, 07/31/19(A)	165,000	166,615
General Mills 3.700%, 10/17/23	315,000	317,724
Kraft Heinz Foods 4.625%, 01/30/29	350,000	355,716
3.950%, 07/15/25	100,000	99,931
Kroger 5.400%, 01/15/49	120,000	120,979
2.650%, 10/15/26	250,000	225,264
PepsiCo 4.000%, 05/02/47	250,000	255,831
Post Holdings 5.750%, 03/01/27(A)	89,000	87,203
5.000%, 08/15/26(A)	13,000	12,288
Procter & Gamble 3.500%, 10/25/47	250,000	243,034
Providence St. Joseph Health Obligated Group 3.744%, 10/01/47	175,000	163,273
2.746%, 10/01/26	335,000	313,195
Reynolds American 4.450%, 06/12/25	310,000	312,313
Rite Aid 6.125%, 04/01/23(A)	85,000	71,719
Shire Acquisitions Investments Ireland 2.875%, 09/23/23	500,000	480,603
1.900%, 09/23/19	390,000	386,966
Spectrum Brands 5.750%, 07/15/25	40,000	39,412
Stanford Health Care 3.795%, 11/15/48	250,000	241,736
Sysco 3.250%, 07/15/27	250,000	238,649
Tyson Foods 2.650%, 08/15/19	275,000	274,549
Walgreen 4.400%, 09/15/42	220,000	197,628
Walmart 4.750%, 10/02/43	500,000	548,455
3.550%, 06/26/25	275,000	282,864
2.650%, 12/15/24	400,000	396,452

		11,055,541

ENERGY — 2.4%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47(A)	200,000	202,364
Antero Resources 5.625%, 06/01/23	40,000	39,900
5.000%, 03/01/25	35,000	33,775

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY — 2.4% (continued)
Canadian Natural Resources 3.850%, 06/01/27	$50,000	$48,995
Chevron 2.566%, 05/16/23	450,000	444,506
CNPC General Capital 3.950%, 04/19/22(A)	200,000	203,030
ConocoPhillips 4.150%, 11/15/34	250,000	250,368
CrownRock 5.625%, 10/15/25(A)	18,000	17,280
Diamondback Energy 4.750%, 11/01/24	31,000	30,923
Dolphin Energy 5.500%, 12/15/21(A)	200,000	209,364
Energy Transfer 5.875%, 01/15/24	50,000	53,125
5.500%, 06/01/27	80,000	83,000
Energy Transfer Operating 6.250%, 04/15/49	84,000	89,438
6.050%, 06/01/41	370,000	377,981
4.050%, 03/15/25	200,000	197,565
Ensco 5.750%, 10/01/44	80,000	52,200
4.500%, 10/01/24	95,000	70,538
EOG Resources 2.625%, 03/15/23	406,000	398,838
EQM Midstream Partners 4.125%, 12/01/26	275,000	254,191
Gulfport Energy 6.375%, 05/15/25	14,000	13,265
Kinder Morgan 5.625%, 11/15/23(A)	400,000	431,121
Kinder Morgan Energy Partners 5.800%, 03/15/35	200,000	210,447
Matador Resources 5.875%, 09/15/26(A)	33,000	32,876
Nabors Industries 5.500%, 01/15/23	175,000	157,499
5.100%, 09/15/23	265,000	229,888
Occidental Petroleum 3.000%, 02/15/27	500,000	485,858
Parsley Energy 5.375%, 01/15/25(A)	61,000	60,543
Petrobras Global Finance BV 6.850%, 06/05/15	100,000	97,035
5.625%, 05/20/43	70,000	62,720
5.299%, 01/27/25	21,000	20,986
Petroleos Mexicanos 6.500%, 03/13/27	60,000	57,570
6.500%, 01/23/29(A)	315,000	296,809
Phillips 66 4.300%, 04/01/22	500,000	518,183
Plains All American Pipeline 4.650%, 10/15/25	140,000	141,985
QEP Resources 5.250%, 05/01/23	70,000	67,729
Range Resources 5.000%, 03/15/23	105,000	100,380

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY — 2.4% (continued)
4.875%, 05/15/25	$40,000	$36,100
Rockies Express Pipeline 5.625%, 04/15/20(A)	180,000	183,150
Ruby Pipeline 6.000%, 04/01/22(A)	210,227	206,857
Sabine Pass Liquefaction 5.750%, 05/15/24	90,000	96,753
Shell International Finance BV 1.750%, 09/12/21	1,000,000	975,061
SM Energy 5.625%, 06/01/25	40,000	38,200
5.000%, 01/15/24	5,000	4,725
Sunoco Logistics Partners Operations 5.400%, 10/01/47	189,000	178,509
Targa Resources Partners 6.875%, 01/15/29(A)	53,000	55,151
TC PipeLines 4.650%, 06/15/21	400,000	407,124
Thaioil Treasury Center MTN 4.875%, 01/23/43(A)	200,000	198,933
Transocean Guardian 5.875%, 01/15/24(A)	131,355	132,012
Transocean Pontus 6.125%, 08/01/25(A)	61,000	61,264
Transocean Poseidon 6.875%, 02/01/27(A)	17,000	17,264
Transocean Proteus 6.250%, 12/01/24(A)	29,600	29,747
Transportadora de Gas Internacional ESP 5.550%, 11/01/28(A)	200,000	210,410
Ultrapar International 5.250%, 10/06/26(A)	280,000	280,773
Williams 5.250%, 03/15/20	100,000	102,361
3.600%, 03/15/22	150,000	150,129
WPX Energy 5.750%, 06/01/26	18,000	17,910

		9,424,708

FINANCIALS — 8.8%
Ally Financial 3.750%, 11/18/19	235,000	235,294
American Express Credit MTN 2.700%, 03/03/22	750,000	743,000
Ardonagh Midco 3 8.625%, 07/15/23(A)	200,000	173,000
Banco Santander Chile 3.875%, 09/20/22(A)	180,000	181,117
Bangkok Bank MTN 4.050%, 03/19/24(A)	405,000	412,029
Bank of America MTN 4.271%, 07/23/29	525,000	540,950
3.970%, 03/05/29	500,000	502,335
3.499%, 05/17/22	400,000	403,193
3.300%, 01/11/23	500,000	502,525

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount(1)		Value

FINANCIALS — 8.8% (continued)
3.093%, 10/01/25		250,000	$243,475
2.369%, 07/21/21		565,000	559,523
Bank of America 3.419%, 12/20/28		522,000	503,641
3.004%, 12/20/23		70,000	69,107
2.738%, 01/23/22		185,000	183,544
Bank of Montreal MTN 3.100%, 04/13/21		140,000	140,561
Bank of New York Mellon MTN 3.500%, 04/28/23		500,000	507,964
3.250%, 09/11/24		60,000	60,094
Bank of Thailand 1.770%, 03/27/20	THB	1,300,000	41,588
1.590%, 02/20/19	THB	67,230,000	2,151,553
1.490%, 08/28/19	THB	63,610,000	2,032,326
Barclays 2.875%, 06/08/20		610,000	603,040
BB&T MTN 3.750%, 12/06/23		500,000	513,861
Berkshire Hathaway Finance 4.200%, 08/15/48		425,000	436,124
Capital One 2.250%, 09/13/21		500,000	484,757
Capital One Bank USA 3.375%, 02/15/23		500,000	490,204
Citibank 3.400%, 07/23/21		315,000	318,197
3.050%, 05/01/20		565,000	565,983
Citigroup 3.750%, 06/16/24		500,000	506,179
2.700%, 03/30/21		560,000	556,203
Farmers Insurance Exchange 8.625%, 05/01/24(A)		315,000	373,494
Fifth Third Bancorp 3.950%, 03/14/28		250,000	251,541
Goldman Sachs Bank USA NY 3.200%, 06/05/20		515,000	516,662
Goldman Sachs Group 6.750%, 10/01/37		115,000	140,042
3.750%, 05/22/25		500,000	498,168
3.691%, 06/05/28		290,000	281,421
3.272%, 09/29/25		190,000	184,483
2.600%, 04/23/20		340,000	338,214
Goldman Sachs Group MTN 6.000%, 06/15/20		55,000	57,160
HSBC Holdings 4.300%, 03/08/26		250,000	255,158
Intercontinental Exchange 2.750%, 12/01/20		1,007,000	1,004,010
JPMorgan Chase 4.625%, 05/10/21		530,000	548,421
4.350%, 08/15/21		400,000	412,218
4.023%, 12/05/24		300,000	307,391
3.875%, 09/10/24		500,000	507,036
3.540%, 05/01/28		225,000	220,093
3.220%, 03/01/25		505,000	496,629
2.868%, 02/13/20		500,000	500,043
2.604%, 02/01/21		500,000	497,936
2.550%, 10/29/20		500,000	496,802

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS — 8.8% (continued)
KeyCorp MTN 2.900%, 09/15/20	$1,000,000	$997,012
Lloyds Banking Group 4.344%, 01/09/48	330,000	283,528
3.100%, 07/06/21	200,000	197,557
2.907%, 11/07/23	200,000	192,122
MGM Growth Properties Operating Partnership 5.625%, 05/01/24	30,000	30,825
Morgan Stanley 3.414%, 02/14/20	575,000	575,000
2.800%, 06/16/20	650,000	649,024
Morgan Stanley MTN 3.700%, 10/23/24	180,000	181,334
3.691%, 07/22/22	275,000	275,781
3.125%, 07/27/26	250,000	239,781
National Rural Utilities Cooperative Finance 4.750%, 04/30/43	175,000	168,212
3.400%, 02/07/28	425,000	420,793
Nationwide Mutual Insurance 5.078%, 12/15/24(A)	400,000	398,784
Navient MTN 8.000%, 03/25/20	175,000	182,219
PNC Bank 3.100%, 10/25/27	250,000	243,477
Quicken Loans 5.750%, 05/01/25(A)	120,000	115,800
Radian Group 4.500%, 10/01/24	25,000	24,363
Raymond James Financial 4.950%, 07/15/46	175,000	173,580
Santander UK 3.400%, 06/01/21	200,000	200,180
Santander UK Group Holdings 5.625%, 09/15/45(A)	200,000	201,976
2.875%, 08/05/21	200,000	195,910
Springleaf Finance 5.250%, 12/15/19	370,000	372,313
State Street 3.776%, 12/03/24	60,000	61,376
SunTrust Banks 4.000%, 05/01/25	250,000	254,844
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54(A)	350,000	355,212
U.S. Bancorp MTN 3.150%, 04/27/27	500,000	492,535
WEA Finance 3.250%, 10/05/20 (A)	250,000	249,680
Wells Fargo MTN 3.584%, 05/22/28	200,000	198,039
3.550%, 09/29/25	300,000	301,320
2.625%, 07/22/22	60,000	58,864
Wells Fargo 3.625%, 10/22/21	360,000	365,280
3.325%, 07/23/21	315,000	316,034
3.069%, 01/24/23	500,000	497,269

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS — 8.8% (continued)
3.000%, 04/22/26	$190,000	$182,110
3.000%, 10/23/26	125,000	119,485
Westpac Banking 2.150%, 03/06/20	1,000,000	991,713

		33,311,621

HEALTH CARE — 2.8%
Abbott Laboratories 3.750%, 11/30/26	282,000	287,828
AbbVie 4.400%, 11/06/42	200,000	179,740
3.600%, 05/14/25	250,000	246,506
Aetna 2.800%, 06/15/23	225,000	218,818
Allergan Funding SCS 4.850%, 06/15/44	125,000	120,656
Allergan Sales 5.000%, 12/15/21(A)	100,000	103,670
Amgen 4.400%, 05/01/45	390,000	370,518
3.625%, 05/15/22	500,000	507,842
Anthem 3.650%, 12/01/27	190,000	186,874
2.500%, 11/21/20	250,000	247,472
Becton Dickinson 2.894%, 06/06/22	125,000	122,747
2.404%, 06/05/20	125,000	123,449
Biogen 2.900%, 09/15/20	60,000	59,933
Catalent Pharma Solutions 4.875%, 01/15/26(A)	74,000	71,780
Celgene 5.000%, 08/15/45	250,000	252,045
3.875%, 08/15/25	250,000	251,118
Centene 5.625%, 02/15/21	118,000	119,770
5.375%, 06/01/26(A)	35,000	36,138
CHS 8.625%, 01/15/24(A)	18,000	18,540
Cigna 3.050%, 10/15/27	175,000	162,109
CVS Health 5.125%, 07/20/45	200,000	206,656
5.050%, 03/25/48	635,000	651,857
2.800%, 07/20/20	1,000,000	995,572
Embarq 7.995%, 06/01/36	185,000	174,825
Express Scripts Holding 3.000%, 07/15/23	500,000	489,316
Gilead Sciences 4.000%, 09/01/36	250,000	238,049
3.500%, 02/01/25	562,000	564,430
Halfmoon Parent 4.900%, 12/15/48(A)	190,000	194,044
4.800%, 08/15/38(A)	170,000	173,489
4.125%, 11/15/25(A)	350,000	357,093
HCA 6.500%, 02/15/20	40,000	41,100
5.250%, 04/15/25	120,000	127,044
4.750%, 05/01/23	36,000	36,990

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE — 2.8% (continued)
Hologic 4.625%, 02/01/28(A)	$40,000	$38,600
Johnson & Johnson 3.500%, 01/15/48	250,000	239,668
Medtronic 3.500%, 03/15/25	500,000	509,295
Molina Healthcare 5.375%, 11/15/22	35,000	35,700
4.875%, 06/15/25(A)	35,000	34,300
PerkinElmer 5.000%, 11/15/21	140,000	144,414
Stryker 3.650%, 03/07/28	100,000	98,963
Teleflex 4.625%, 11/15/27	32,000	31,200
Tenet Healthcare 4.500%, 04/01/21	83,000	83,166
4.375%, 10/01/21	25,000	24,969
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	89,000	87,777
Thermo Fisher Scientific 2.950%, 09/19/26	300,000	284,119
UnitedHealth Group 4.750%, 07/15/45	170,000	188,812
Universal Health Services 4.750%, 08/01/22(A)	230,000	232,300
WellCare Health Plans 5.375%, 08/15/26(A)	47,000	47,823
5.250%, 04/01/25	23,000	23,345
Zimmer Biomet Holdings 3.554%, 03/19/21	190,000	189,271
Zoetis 3.250%, 02/01/23	385,000	382,225

		10,613,965

INDUSTRIALS — 3.1%
3M MTN 3.125%, 09/19/46	250,000	214,255
AerCap Ireland Capital DAC 4.500%, 05/15/21	190,000	192,249
Air Lease 4.750%, 03/01/20	105,000	106,182
3.500%, 01/15/22	180,000	178,560
2.125%, 01/15/20	150,000	148,624
Amcor Finance USA 3.625%, 04/28/26(A)	200,000	192,082
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA 3.600%, 09/22/27	308,563	299,368
BAE Systems Holdings 6.375%, 06/01/19(A)	250,000	252,366
Boeing 3.650%, 03/01/47	250,000	236,405
Burlington Northern Santa Fe 3.900%, 08/01/46	250,000	242,370

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS — 3.1% (continued)
Clean Harbors 5.125%, 06/01/21	$80,000	$79,400
CNH Industrial Capital 4.375%, 04/05/22	120,000	120,756
Continental Airlines Pass- Through Trust , Ser 2012-2, Cl A 4.000%, 10/29/24	213,307	211,942
Continental Airlines Pass- Through Trust , Ser 2000-1, Cl A 8.048%, 11/01/20	125,086	128,939
CSX 4.750%, 05/30/42	250,000	256,356
Eaton 3.103%, 09/15/27	300,000	287,624
2.750%, 11/02/22	500,000	492,403
Embraer Netherlands Finance BV 5.050%, 06/15/25	190,000	197,222
Equifax 7.000%, 07/01/37	20,000	22,297
3.300%, 12/15/22	55,000	53,953
FedEx 4.050%, 02/15/48	250,000	216,805
3.875%, 08/01/42	250,000	214,193
Ferreycorp SAA 4.875%, 04/26/20(A)	123,000	122,693
GATX 3.250%, 09/15/26	250,000	231,801
GE Capital International Funding Unlimited 4.418%, 11/15/35	175,000	156,203
GE Capital International Funding Unlimited Co 2.342%, 11/15/20	240,000	234,332
General Dynamics 1.875%, 08/15/23	500,000	478,191
General Electric 4.125%, 10/09/42	250,000	206,726
General Electric MTN 5.550%, 01/05/26	180,000	180,556
5.500%, 01/08/20	255,000	260,359
5.300%, 02/11/21	35,000	35,874
4.650%, 10/17/21	105,000	107,363
4.625%, 01/07/21	440,000	447,276
IHS Markit 5.000%, 11/01/22(A)	37,000	37,803
4.750%, 08/01/28	125,000	123,963
4.000%, 03/01/26(A)	64,000	61,107
International Lease Finance 8.250%, 12/15/20	30,000	32,164
6.250%, 05/15/19	600,000	605,115
5.875%, 04/01/19	35,000	35,126
L3 Technologies 4.400%, 06/15/28	190,000	194,813
Lockheed Martin 4.500%, 05/15/36	250,000	262,012
Matthews International 5.250%, 12/01/25(A)	37,000	34,873

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS — 3.1% (continued)
Mexico City Airport Trust 5.500%, 07/31/47(A)	$200,000	$177,180
Molex Electronic Technologies 3.900%, 04/15/25(A)	87,000	86,717
Multi-Color 4.875%, 11/01/25(A)	40,000	38,000
Norfolk Southern 4.450%, 06/15/45	250,000	252,008
Northrop Grumman 3.250%, 01/15/28	440,000	425,759
Owens Corning 4.200%, 12/01/24	95,000	93,812
Republic Services 3.550%, 06/01/22	250,000	253,796
Resideo Funding 6.125%, 11/01/26(A)	25,000	25,750
Southwest Airlines 3.450%, 11/16/27	375,000	360,743
TTX MTN 3.900%, 02/01/45(A)	400,000	365,560
Union Pacific 4.150%, 01/15/45	250,000	236,935
3.950%, 09/10/28	125,000	128,124
United Technologies 4.500%, 06/01/42	250,000	251,174
3.750%, 11/01/46	425,000	377,761
3.350%, 08/16/21	60,000	60,545
Votorantim Cimentos 7.250%, 04/05/41(A)	345,000	362,342
Waste Management 3.500%, 05/15/24	250,000	252,075

		11,940,982

INFORMATION TECHNOLOGY — 0.7%
Broadcom 2.375%, 01/15/20	325,000	322,484
Change Healthcare Holdings 5.750%, 03/01/25(A)	27,000	25,853
Dell International 3.480%, 06/01/19(A)	250,000	250,084
Hewlett Packard Enterprise 6.200%, 10/15/35	195,000	200,792
3.600%, 10/15/20	195,000	196,212
Intel 2.875%, 05/11/24	500,000	497,695
Itron 5.000%, 01/15/26(A)	37,000	35,278
Microchip Technology 4.333%, 06/01/23(A)	95,000	93,589
Microsoft 2.400%, 02/06/22	1,000,000	995,561
Oracle 2.950%, 11/15/24	250,000	247,666

		2,865,214

MATERIALS — 1.1%
Air Liquide Finance 2.500%, 09/27/26(A)	250,000	233,560

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS — 1.1% (continued)
Albemarle
4.150%, 12/01/24	$250,000	$253,611
Axalta Coating Systems
4.875%, 08/15/24(A)	150,000	146,438
Berry Global
4.500%, 02/15/26(A)	26,000	24,505
Braskem America Finance
7.125%, 07/22/41(A)	280,000	315,350
Crown Americas
4.250%, 09/30/26	30,000	28,500
Freeport-McMoRan
3.550%, 03/01/22	340,000	328,950
Graphic Packaging International
4.125%, 08/15/24	85,000	81,600
International Flavors & Fragrances
5.000%, 09/26/48	120,000	123,364
International Paper
3.800%, 01/15/26	250,000	248,694
Koppers
6.000%, 02/15/25(A)	50,000	44,500
Methanex
5.250%, 03/01/22	180,000	181,685
Mexichem
6.750%, 09/19/42(A)	205,000	211,181
OCP
5.625%, 04/25/24(A)	200,000	207,670
Sealed Air
4.875%, 12/01/22(A)	55,000	55,550
Sherwin-Williams
3.125%, 06/01/24	250,000	243,310
Silgan Holdings
4.750%, 03/15/25	80,000	76,800
Southern Copper
5.875%, 04/23/45	160,000	168,960
Suzano Austria GmbH
5.750%, 07/14/26(A)	245,000	256,638
Syngenta Finance
3.698%, 04/24/20(A)	245,000	244,210
Valvoline
5.500%, 07/15/24	80,000	81,200
WestRock RKT
3.500%, 03/01/20	200,000	200,003
WRKCo
4.900%, 03/15/29(A)	120,000	124,910

		3,881,189

REAL ESTATE — 1.1%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	190,366
American Tower
3.550%, 07/15/27	500,000	477,007
3.000%, 06/15/23	125,000	122,175
Boston Properties
3.200%, 01/15/25	250,000	241,887
3.125%, 09/01/23	225,000	219,645

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE — 1.1% (continued)
Crown Castle International
3.200%, 09/01/24	$150,000	$143,729
ERP Operating
3.250%, 08/01/27	250,000	242,301
GLP Capital
5.375%, 04/15/26	150,000	153,200
5.300%, 01/15/29	215,000	217,361
HCP
2.625%, 02/01/20	400,000	398,076
iStar
6.500%, 07/01/21	200,000	202,996
Liberty Property
4.750%, 10/01/20	350,000	356,645
SBA Communications
4.875%, 09/01/24	38,000	38,048
SL Green Operating Partnership
3.250%, 10/15/22	125,000	121,156
Ventas Realty
3.250%, 10/15/26	450,000	423,165
VEREIT Operating Partnership
3.000%, 02/06/19	55,000	54,998
Welltower
5.250%, 01/15/22	275,000	286,002

		3,888,757

TELECOMMUNICATION SERVICES — 0.0%
Fox
4.709%, 01/25/29(A)	75,000	78,241
Qwest
7.250%, 09/15/25	65,000	68,614
Sprint
7.125%, 06/15/24	8,000	8,185

		155,040

UTILITIES — 1.8%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	323,374
AmeriGas Partners
5.500%, 05/20/25	20,000	19,600
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	224,511
Cometa Energia
6.375%, 04/24/35(A)	301,035	289,024
Connecticut Light & Power
4.000%, 04/01/48	250,000	248,887
Duke Energy Carolinas
4.250%, 12/15/41	500,000	503,743
3.750%, 06/01/45	290,000	274,621
Enel Americas
4.000%, 10/25/26	40,000	38,800
Enel Generacion Chile
4.250%, 04/15/24	45,000	45,567
Entergy Texas
7.125%, 02/01/19	400,000	400,000
Florida Power & Light
3.950%, 03/01/48	190,000	190,342

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES — 1.8% (continued)
Georgia Power
4.300%, 03/15/43	$250,000	$230,801
Infraestructura Energetica Nova
4.875%, 01/14/48(A)	200,000	164,250
ITC Holdings
3.650%, 06/15/24	204,000	202,989
Kansas City Power & Light
3.150%, 03/15/23	300,000	295,127
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	405,694
NextEra Energy Capital Holdings
3.218%, 05/04/21	310,000	307,534
NiSource
2.650%, 11/17/22	150,000	145,309
PacifiCorp
5.750%, 04/01/37	250,000	296,647
PNM Resources
3.250%, 03/09/21	190,000	188,686
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	484,249
Public Service of Colorado
4.100%, 06/15/48	250,000	250,706
Public Service of Oklahoma
4.400%, 02/01/21	300,000	306,457
Southern Gas Capital
2.450%, 10/01/23	400,000	379,862
Transelec
4.250%, 01/14/25(A)	200,000	197,250
Virginia Electric & Power
4.450%, 02/15/44	250,000	255,173

		6,669,203

Total Corporate Obligations (Cost $110,965,541)		108,736,272

MORTGAGE-BACKED SECURITIES — 25.5%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.4%
FHLMC
5.000%, 10/01/48	557,401	586,406
4.500%, 05/01/47	3,823,318	3,994,029
4.000%, 03/01/48	4,073,006	4,191,524
3.500%, 08/01/46	14,612,793	14,771,924
3.000%, 07/01/45	5,261,899	5,175,813
2.500%, 05/01/28	605,713	599,106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(B)	130,000	135,517
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/33(B)	240,000	247,061
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	29,075

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2
3.347%, 11/25/26(B)	$90,000	$91,250
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	66,153
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(B)	70,000	71,469
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(B)	15,000	14,979
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	15,075
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	101,774
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	80,779
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	159,486
FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28(B)	275,000	289,293
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2
3.920%, 09/25/28(B)	90,000	95,060
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	155,453
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/45	105,000	103,918
FHLMC TBA
4.500%, 02/01/36	800,000	831,953
3.500%, 02/01/26	975,000	992,811
FHLMC, Ser 2016-4639, Cl HZ
2.750%, 04/15/53	412,048	388,346
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	312,149	306,261
FNMA
5.000%, 05/01/48	847,946	892,823
4.500%, 05/01/48	3,107,241	3,238,134
4.000%, 02/01/48	6,342,897	6,518,707
3.820%, 11/01/30	300,000	312,411
3.500%, 05/01/46	11,047,589	11,120,696
3.260%, 09/01/24	198,880	202,366
3.210%, 11/01/37	313,582	297,628
3.201%, 09/01/27	219,189	220,443
3.170%, 02/01/30	251,128	247,508
3.110%, 02/01/28	215,000	212,665

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.020%, 06/01/28	$244,188	$240,404
3.010%, 04/01/28	215,000	210,648
3.000%, 04/01/43	9,043,575	8,918,533
2.960%, 04/01/27	200,460	199,118
2.950%, 11/01/27	270,000	257,919
2.900%, 12/01/27	75,000	72,827
2.880%, 12/01/27	50,000	48,550
2.780%, 05/01/28	215,000	207,574
2.710%, 12/01/27	185,482	179,543
2.500%, 06/01/29	3,734,322	3,616,587
2.000%, 01/01/24	949,855	936,046
FNMA TBA
5.000%, 03/01/37	1,478,000	1,553,236
4.500%, 02/18/19	707,000	733,927
3.500%, 02/25/41	635,000	638,138
3.000%, 02/01/26	65,000	65,089
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/25(B)	205,000	203,395
FNMA, Ser 2015-M17, Cl A2
2.930%, 11/25/25(B)	90,000	89,565
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	140,183
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	913,978	906,101
FNMA, Ser 2017-M14, Cl A2
2.974%, 11/25/27(B)	240,000	233,397
FNMA, Ser 2017-M15, Cl A2
3.058%, 09/25/27(B)	40,000	39,279
FNMA, Ser 2017-M3, Cl A2
2.485%, 12/25/26(B)	110,000	105,068
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27(B)	85,000	83,409
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	243,687	246,315
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	331,355	336,358
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	252,009	260,311
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	154,404	156,249
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/27(B)	65,000	63,733
FNMA, Ser 2018-M10, Cl A2
3.385%, 07/25/28(B)	25,000	25,242
FNMA, Ser 2018-M2, Cl A2
2.903%, 01/25/28(B)	160,000	155,714
FNMA, Ser 2018-M7, Cl A2
3.150%, 03/25/28(B)	100,000	98,760
FNMA, Ser 2018-M8, Cl A2
3.325%, 06/25/28(B)	55,000	55,287
GNMA
5.000%, 10/20/48	685,733	717,086
4.620%, 10/20/65(B)	689,876	697,184
4.500%, 06/20/47	1,135,769	1,179,949
4.399%, 04/20/63(B)	656,416	665,306
4.000%, 03/20/48	1,009,358	1,038,801
3.500%, 06/20/46	1,895,606	1,921,397
3.000%, 11/20/47	1,389,848	1,380,706
GNMA TBA
5.000%, 02/01/40	35,000	36,549
4.000%, 02/01/40	300,000	308,660
GNMA, Ser 2015-H13, Cl FG
2.747%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	64,899	64,853

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	$248,670	$252,636

		86,097,528

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.1%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
3.236%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	594,072	596,961
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.886%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	391,114	394,231
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38(A)(B)	185,000	192,901
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/20(A)	110,000	111,056
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	356,748
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
2.525%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	564,665	562,651
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
2.676%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	482,471	450,385
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(A)	125,000	126,664
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.232%, 08/25/35(B)	367,100	339,400
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	317,603
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34(A)	118,584	118,534
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34(A)	119,100	119,108
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(A)	110,000	111,330
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.670%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	593,884	528,635
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	264,396	270,092

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	$180,000	$184,918
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(A)	120,435	120,696
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(A)	105,000	105,469
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(B)	147,489	147,671
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(B)	66,058	66,427
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(B)	95,426	96,470
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(B)	245,732	247,615
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A)(B)	105,000	97,967
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
4.240%, 09/25/34(B)	300,066	295,232
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.696%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	567,740	542,588
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)	265,000	278,019
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29(A)	115,000	116,234
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
2.766%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	541,865	536,300
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
2.645%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	430,731	430,300
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/28(A)(B)	115,000	114,231
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1
4.775%, 01/25/35(B)	192,889	200,713

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount(1)		Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44(A)		11,654	$11,657

			8,188,806

Total Mortgage-Backed Securities (Cost $95,564,995)			94,286,334

SOVEREIGN DEBT — 22.4%
Abu Dhabi Government International Bond
2.500%, 10/11/22(A)		335,000	328,300
Argentina Bonar Bond
47.592%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	80,456
Argentina POM Politica Monetaria
59.564%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	230,000	6,772
Argentina Treasury Bills
2.981%, 04/30/20 (C)	ARS	6,428,000	197,492
2.734%, 05/31/19 (C)	ARS	10,995,000	338,897
1.157%, 04/30/19 (C)	ARS	4,026,000	126,952
0.733%, 10/31/19 (C)	ARS	13,300,000	417,073
0.000%, 09/30/19 (C)	ARS	30,347,000	986,217
Argentine Bonos del Tesoros
18.200%, 10/03/21	ARS	28,522,000	620,228
16.000%, 10/17/23	ARS	32,584,000	748,440
15.500%, 10/17/26	ARS	57,109,000	1,222,893
Argentine Government International Bonds
7.625%, 04/22/46		150,000	121,425
7.500%, 04/22/26		225,000	199,465
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20	ARS	83,000	3,177
3.750%, 02/08/19	ARS	2,688,000	105,949
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/20		359,000	345,717
Brazil Letras do Tesouro Nacional
11.970%, 07/01/20 (C)	BRL	2,250,000	563,533
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	15,390,000	4,432,071
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	32,740,000	9,572,419
Colombian TES
10.000%, 07/24/24	COP	971,000,000	367,503
7.750%, 09/18/30	COP	4,759,600,000	1,634,793
7.000%, 05/04/22	COP	75,000,000	25,202
7.000%, 06/30/32	COP	656,000,000	210,927
Indonesia Government International Bond
3.700%, 01/08/22(A)		200,000	200,900
Indonesia Treasury Bonds
9.000%, 03/15/29	IDR	2,485,000,000	186,170
8.375%, 03/15/24	IDR	9,460,000,000	4,319,334

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
8.375%, 09/15/26	IDR	1,383,000,000	$4,419,695
7.000%, 05/15/27	IDR	2,099,000,000	802,270
Korea Treasury Bonds
2.000%, 03/10/21	KRW	4,100,000,000	3,697,867
1.875%, 03/10/22	KRW	2,848,000,000	2,558,890
1.500%, 06/10/19	KRW	4,100,000,000	3,681,344
1.375%, 09/10/21	KRW	4,200,000,000	3,728,893
1.250%, 12/10/19	KRW	4,000,000,000	3,578,013
Kuwait Government International Bond
3.500%, 03/20/27(A)		245,000	245,466
Mexican Bonos
8.000%, 06/11/20	MXN	5,510,000	287,068
6.500%, 06/10/21	MXN	16,320,000	822,092
5.750%, 03/05/26	MXN	9,600,000	431,899
5.000%, 12/11/19	MXN	88,870,000	4,515,849
Mexico Cetes
8.450%, 04/25/19 (C)	MXN	241,134,000	1,237,381
8.161%, 03/14/19 (C)	MXN	6,219,000	32,217
8.130%, 02/14/19 (C)	MXN	143,232,000	746,659
8.110%, 07/18/19 (C)	MXN	191,652,000	964,712
8.100%, 07/04/19 (C)	MXN	506,178,000	2,556,189
8.030%, 02/28/19 (C)	MXN	21,649,000	112,503
7.890%, 03/28/19 (C)	MXN	856,655,000	4,423,798
7.830%, 05/23/19 (C)	MXN	1,093,626,000	5,576,322
8.598%, 06/06/19 (C)	MXN	114,719,000	583,072
8.592%, 11/07/19 (C)	MXN	43,020,000	211,144
8.110%, 01/02/20 (C)	MXN	178,381,000	864,766
8.124%, 09/12/19		87,585,000	435,309
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	190,962
Philippine Government Bond
7.875%, 02/19/19	PHP	38,230,000	734,416
Philippine Treasury Bills
4.307%, 03/06/19 (C)	PHP	31,220,000	596,590
3.982%, 03/13/19 (C)	PHP	67,630,000	1,291,032
3.621%, 03/20/19 (C)	PHP	52,180,000	995,062
3.237%, 03/06/19		6,950,000	132,809
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	203,750
Republic of Ghana Government Bonds
24.750%, 03/01/21	GHS	100,000	21,829
24.750%, 07/19/21	GHS	100,000	22,045
21.500%, 03/09/20	GHS	50,000	10,279
19.750%, 03/25/24	GHS	960,000	189,965
19.750%, 03/15/32	GHS	2,890,000	550,001
19.000%, 11/02/26	GHS	2,890,000	539,240
18.750%, 01/24/22	GHS	960,000	189,687
18.500%, 06/01/20	GHS	50,000	9,962
18.250%, 09/21/20	GHS	100,000	19,803
17.600%, 11/28/22	GHS	50,000	9,458
16.500%, 03/22/21	GHS	150,000	28,624
16.250%, 05/17/21	GHS	340,000	64,344
Saudi Government International Bond
3.250%, 10/26/26(A)		385,000	367,675
Thailand Government Bond
3.875%, 06/13/19	THB	36,560,000	1,178,936
Ukraine Government International Bond
4.767%, 05/31/40(A)(C)		1,951,000	1,190,075
Uruguay Government International Bonds
9.875%, 06/20/22 (A)	UYU	2,745,000	84,616

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
8.500%, 03/15/28 (A)	UYU	6,440,000	$173,576

Total Sovereign Debt (Cost $86,628,203)			82,670,459

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bills
2.390%, 03/14/19 (C)		790,000	787,890
2.379%, 03/28/19 (C)		112,000	111,593
2.364%, 02/28/19 (C)		5,730,000	5,719,843
2.344%, 02/26/19 (C)		1,241,000	1,238,968
2.250%, 04/25/19 (C)		4,930,000	4,903,403
U.S. Treasury Bonds
3.875%, 08/15/40		250,000	288,330
3.750%, 08/15/41		250,000	283,125
3.625%, 08/15/43		250,000	277,773
3.375%, 11/15/48		3,290,000	3,528,525
3.125%, 08/15/44		250,000	255,977
3.125%, 05/15/48		135,000	137,969
3.000%, 05/15/45		210,000	210,369
3.000%, 02/15/49		1,785,000	1,771,452
2.875%, 08/15/45		250,000	244,375
2.750%, 08/15/42		250,000	240,439
2.500%, 02/15/45		250,000	227,295
2.500%, 02/15/46		250,000	226,475

			7,692,104

U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46		1,037,108	1,013,854
1.000%, 02/15/48		781,884	764,301
0.875%, 02/15/47		78,308	74,177
0.750%, 07/15/28		394,650	394,655
0.750%, 02/15/45		3,751,437	3,459,332
0.375%, 07/15/25		271,017	266,023
0.250%, 01/15/25		1,862,193	1,811,649
0.125%, 07/15/24		313,128	304,641

			8,088,632

U.S. Treasury Notes
3.125%, 11/15/28		2,000,000	2,083,906
2.875%, 08/15/28		845,000	861,999
2.750%, 02/15/24		500,000	506,934
2.625%, 12/31/23		2,985,000	3,009,720
2.625%, 12/31/25		55,000	55,359
2.625%, 01/31/26		1,225,000	1,233,183
2.500%, 01/31/21		460,000	460,323
2.500%, 01/31/24		8,486,000	8,509,534
2.250%, 11/15/24		250,000	246,797
2.000%, 02/28/21		500,000	495,234
2.000%, 05/31/21		500,000	494,746
2.000%, 08/31/21		500,000	494,336
2.000%, 02/15/25		250,000	242,969
2.000%, 08/15/25		250,000	242,178
1.875%, 12/31/19		170,000	168,938
1.875%, 08/31/22		500,000	490,391
1.875%, 09/30/22		500,000	490,371
1.750%, 02/28/22		500,000	489,863
1.625%, 11/30/20		500,000	492,285
1.625%, 02/15/26		250,000	235,352
1.500%, 02/28/23		500,000	481,797
1.500%, 08/15/26		250,000	231,953
1.375%, 07/31/19		680,000	676,334
1.375%, 05/31/20		500,000	492,598
1.375%, 08/31/23		500,000	476,914

			23,664,014

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value

		$12,761,697

Total U.S. Treasury Obligations (Cost $52,911,239)		52,206,447

ASSET-BACKED SECURITIES — 4.9%

AUTOMOTIVE — 0.5%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	$440,000	435,369
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21(A)	180,000	179,059
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)	215,000	212,341
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21(A)	115,000	114,711
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24(A)	172,025	171,359
Drive Auto Receivables Trust, Ser 2017-1, Cl B
2.360%, 03/15/21	119	119
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22(A)	342,430	342,209
DT Auto Owner Trust, Ser 2016-4A, Cl C
2.740%, 10/17/22(A)	93,418	93,332
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21(A)	1,426	1,425
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl A
2.790%, 07/15/21(A)	76,579	76,517
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21(A)	2,306	2,303
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	167,056	166,795
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	13,989	13,960
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.440%, 09/15/22	10,000	9,995
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.750%, 07/17/23	10,000	10,020

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

AUTOMOTIVE (continued)
World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 03/15/24	$1,000,000	$1,012,349

		2,841,863

CREDIT CARDS — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/24	1,000,000	971,839
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	1,002,007
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	405,000	396,204

		2,370,050

FINANCIALS — 0.2%
BCAP Trust, Ser 2015-RR5, Cl 1A3
2.067%, 08/26/36(A)(B)	490,054	478,587
CIM Trust, Ser 2017-2, Cl A1
4.520%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/57(A)	510,834	513,702

		992,289

MORTGAGE RELATED SECURITIES — 0.4%
Centex Home Equity, Ser 2006-A, Cl AV4
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	271,240	270,010
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
2.825%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	117,894	117,875
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
2.656%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	173,305	172,888
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.725%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	377,767	378,312
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
2.706%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	629,129	605,169

		1,544,254

OTHER ASSET-BACKED SECURITIES — 3.1%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
2.455%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	397,841	386,963
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(B)	114,521	113,608

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(B)	$115,974	$116,425
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(B)	84,299	84,566
CIT Education Loan Trust, Ser 2007-1, Cl A
2.912%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/42(A)	80,860	78,283
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47	260,363	263,078
Invitation Homes Trust, Ser 2018-SFR2, Cl A
3.409%, VAR LIBOR USD 1 Month+0.900%, 06/17/37(A)	343,092	340,322
Navient Student Loan Trust, Ser 2014-2, Cl A
3.150%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	283,238	281,651
Navient Student Loan Trust, Ser 2014-3, Cl A
3.126%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	289,872	286,837
Navient Student Loan Trust, Ser 2014-4, Cl A
3.130%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	287,062	283,312
Navient Student Loan Trust, Ser 2016-1A, Cl A
3.210%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(A)	231,319	229,149
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.465%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	300,000	303,361
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.560%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	313,058
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
4.327%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	204,646	205,906
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	297,000

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2
3.106%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/46(A)	$205,804	$205,456
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29(A)	520,637	521,827
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(A)	184,538	185,602
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.650%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	410,000	398,642
SLM Student Loan Trust, Ser 2007-2, Cl B
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	330,685
SLM Student Loan Trust, Ser 2007-7, Cl A4
2.820%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	287,390	281,988
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	106,375	108,135
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.590%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	417,442	417,440
SLM Student Loan Trust, Ser 2008-6, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	325,711
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	163,509	164,812
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.706%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	152,768
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	273,713	274,142
SLM Student Loan Trust, Ser 2014-1, Cl A3
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	252,052	244,924

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.321%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	$330,000	$329,472
Soundview Home Loan Trust, Ser 2005-2, Cl M5
3.496%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	585,578	589,061
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A)(B)	196,741	193,646
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(B)	195,000	191,103
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(B)	467,951	457,960
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,010,304
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	310,000	302,341

		10,269,538

Total Asset-Backed Securities (Cost $17,932,463)		18,017,994

MUNICIPAL BONDS — 1.4%

West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	527,395

California — 0.5%
California State, High-Speed Passenger Train Project, GO
2.193%, 04/01/47(D)	400,000	396,824
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	367,116
University of California, Ser AJ, RB
4.601%, 05/15/31	250,000	271,655
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	480,115
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	465,825

		1,981,535

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	478,640

MUNICIPAL BONDS (continued)

	Face Amount	Value

New York — 0.5%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	$500,000	$575,629
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.267%, 05/01/27	295,000	329,615
New York State, Dormitory Authority, RB
5.500%, 03/15/30	375,000	430,519
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	250,878

		1,586,641

Texas — 0.1%
Houston, Combined Utility System Revenue, Sub-Ser, RB
3.923%, 11/15/30	250,000	257,923

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	237,518

Total Municipal Bonds (Cost $5,283,742)		5,069,652

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
4.000%, 09/01/28	315,000	337,875
2.875%, 09/11/20	250,000	251,362
2.375%, 09/10/21	250,000	248,983
1.875%, 03/13/20	250,000	248,002
1.375%, 02/18/21	250,000	244,554
FHLMC
2.750%, 06/19/23	250,000	252,399
2.375%, 01/13/22	250,000	249,364
FNMA
2.625%, 09/06/24	250,000	250,518
2.125%, 04/24/26	250,000	239,730
1.875%, 09/24/26	500,000	468,524
1.250%, 05/06/21	250,000	243,355
Tennessee Valley Authority
4.625%, 09/15/60	190,000	229,626
4.250%, 09/15/65	235,000	266,564

Total U.S. Government Agency Obligations (Cost $3,651,062)		3,530,856

LOAN PARTICIPATION NOTES — 0.1%
Altra Industrial Motion Corp, Term Loan, 1st Lien
4.522%, 09/26/25	44,328	43,479
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
5.249%, VAR US LIBOR+0.000%, 03/01/24	204,167	199,674

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
Energizer Holdings Inc, Term Loan B, 1st Lien
4.758%, 06/20/25	$30,000	$29,775
Frontdoor Inc, Term Loan B, 1st Lien
5.063%, 08/14/25	17,786	17,675
RESIDIO Funding Inc, Term Loan B, 1st Lien
4.630%, 10/03/25	15,906	15,867

Total Loan Participation Notes (Cost $312,091)		306,470

Total Investments— 98.9% (Cost $373,249,336)		$364,824,484

A list of the futures contracts held by the Fund at January 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	37	Apr-2019	$7,802,042	$7,856,141	$54,099

U.S. 5-Year Treasury Note	79	Mar-2019	8,913,956	9,073,891	159,935
U.S. Ultra Long Treasury Bond	3	Mar-2019	457,718	483,375	25,657

			$17,173,716	$17,413,407	$239,691

A list of the forward foreign currency contracts held by the Fund at January 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	02/01/19- 05/02/19	USD	50,135,000	EUR	57,484,988	$(98,110)
Brown Brothers Harriman	02/04/19- 02/26/19	USD	404,330,000	INR	5,703,604	20,734
JPMorgan Chase Bank	02/04/19- 03/05/19	INR	10,967,689	USD	807,012,800	372,835
JPMorgan Chase Bank	02/19/19	JPY	1,243,065	USD	136,000,000	7,218

Bank of America	02/19/19	MXN	879,198	USD	16,845,000	(655)

Bank of America	02/19/19	USD	16,845,000	MXN	822,570	(55,973)

Citigroup	02/19/19- 03/11/19	USD	4,023,852,100	JPY	35,852,470	(1,173,903)
Citigroup	03/05/19- 04/24/19	USD	13,587,000	AUD	9,870,563	(14,231)
Citigroup	03/27/19- 04/16/19	USD	18,956,392,000	KRW	16,891,468	(183,314)

						$(1,125,399)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2019
(unaudited)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2019, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
3.0708	3-MONTH USD - LIBOR	Semi-Annually	11/21/2021	USD	6,435,000	$-	$69,558	$69,558	$-
3.0818	3-MONTH USD - LIBOR	Quarterly	11/21/2024	USD	2,645,000	-	(67,810)	-	(67,810)
1.5260	3-MONTH USD - LIBOR	Quarterly	09/16/2026	USD	13,860,000	-	581,898	581,898	-
2.37820	USD LIBOR BBA	Quarterly	11/18/2046	USD	3,800,000	-	142,083	142,083	-
2.79350	3-MONTH USD - LIBOR	Quarterly	03/13/2047	USD	1,300,000	-	(61,981)	-	(61,981)
2.58730	3-MONTH USD - LIBOR	Quarterly	07/27/2047	USD	2,000,000	-	16,409	16,409	-
2.979810	3-MONTH USD - LIBOR	Quarterly	02/20/2048	USD	6,234,000	-	(290,783)	-	(290,783)

						-	389,374	809,948	(420,574)

Percentages are based on net assets of $368,840,050.

(1)	In U.S. Dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — United States Dollar

ULC — Unlimited Liability Company

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$108,736,272	$–	$108,736,272
Mortgage-Backed Securities	–	94,286,334	–	94,286,334
Sovereign Debt	–	82,670,459	–	82,670,459
U.S. Treasury Obligations	–	52,206,447	–	52,206,447
Asset-Backed Securities	–	18,017,994	–	18,017,994
Municipal Bonds	–	5,069,652	–	5,069,652
U.S. Government Agency Obligations	–	3,530,856	–	3,530,856
Loan Participation Notes	–	306,470	–	306,470

Total Investments in Securities	$–	$364,824,484	$–	$364,824,484

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$239,691	$—	$—	$239,691
Forwards Contracts *
Unrealized Appreciation	—	400,787	—	400,787
Unrealized Depreciation	—	(1,526,186)	—	(1,526,186)
Centrally Cleared Interest Rate Swaps *
Unrealized Appreciation	—	809,948	—	809,948
Unrealized Depreciation	—	(420,574)	—	(420,574)

Total Other Financial Instruments	$239,691	$(736,025)	$—	$(496,334)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019